UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Stock Index Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Stock Index Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus International Stock Index Fund’s Class I shares produced a total return of 11.30%, and its Investor shares returned 11.13%.1 This compares with an 11.47% total return for the fund’s benchmark, the MSCI EAFE Index (the “Index”), during the same period.2

International stocks gained ground due to improving global economic data and expectations of more business-friendly policies from a new presidential administration in the United States. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

As of August 31, 2016, existing fund shares were renamed Investor shares and Class I shares were added as a new share class of the fund.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index and to pursue its goal, the fund is generally fully invested in stocks included in the Index and in futures whose performance is tied to certain countries included in the Index. The fund generally invests in all stocks included in the Index. The fund's investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index.

The Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Each stock in the Index is weighted by its float-adjusted market capitalization.

Improved Economic Outlook Bolstered International Stocks

Despite the eroding effects of weakening foreign currencies against the U.S. dollar over much of the reporting period, international equities generally fared well in anticipation of higher levels of global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government. Although the Index declined relatively mildly in the immediate wake of the election’s widely unexpected outcome in November, improved investor sentiment and expectations of improved global economic growth later sparked a market rally that persisted through the end of the reporting period.

In addition, central banks in Europe and Japan have maintained accommodative monetary policies, which are expected to provide further support to international economies that already have shown signs of recovering from an extended period of sluggishness. In Europe, financial markets were further buoyed in the spring by reassuringly mainstream election results in the Netherlands. Japanese equities benefited from a return to positive bond yields, which supported earnings for the country’s financial institutions.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Financial and Industrial Stocks Led Markets Higher

The Index’s gains over the reporting period were driven by especially strong results from the financial sector, as higher interest rates supported lending margins in Japan; Australian banks benefited from a rebounding housing market and higher commodity prices; and banks in the United Kingdom, Spain, and France recovered from previous weakness. Insurance and capital markets companies gained value amid rising financial markets, and investment banks profited from rising bond issuance volumes.

The industrials sector also fared quite well, as machinery producers and diversified conglomerates climbed due to expectations of greater global economic growth. In addition, automobile manufacturers and shipbuilders advanced in anticipation of rising demand from rebounding emerging markets, and aerospace companies saw increased global demand for aircraft. In the consumer discretionary sector, textile and luxury goods purveyors rose amid optimism regarding economic conditions in the United States, Europe, and the emerging markets, while hotels, restaurants, and leisure companies benefited from higher consumer confidence and spending.

From a country perspective, the United Kingdom led the Index’s gains when financial companies rebounded and a weakening British pound proved beneficial to exporters.

All 11 of the market sectors that comprise the Index produced positive absolute returns over the reporting period. Utilities struggled with more stringent regulations governing coal-fired power plants in Europe, and the real estate sector was hurt by concerns regarding excess capacity and slowing development activity in Japan.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the global economic recovery appears to have gained momentum, and corporate earnings have continued to come in higher than many analysts expected. However, the market’s currently constructive conditions could be undermined by geopolitical instability and uncertainty surrounding the new U.S. presidential administration’s ability to enact its policy proposals into law. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Investor Shares	Class I
Expenses paid per $1,000†	$3.14	$1.83
Ending value (after expenses)	$1,111.30	$1,113.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Investor Shares	Class I
Expenses paid per $1,000†	$3.01	$1.76
Ending value (after expenses)	$1,021.82	$1,023.06

† Expenses are equal to the fund’s annualized expense ratio of .60% for Investor Shares and .35% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 96.7%	Shares	Value ($)
Australia - 7.2%
AGL Energy	27,149	544,009
Alumina	90,532	124,734
Amcor	46,575	547,892
AMP	119,496	479,605
APA Group	45,190	309,959
Aristocrat Leisure	22,606	332,454
ASX	8,086	307,099
Aurizon Holdings	85,479	329,634
AusNet Services	72,030	94,388
Australia & New Zealand Banking Group	118,812	2,914,540
Bank of Queensland	16,881	151,307
Bendigo & Adelaide Bank	17,767	163,904
BHP Billiton	130,510	2,318,058
Boral	44,755	206,437
Brambles	65,384	506,242
Caltex Australia	10,982	245,631
Challenger	23,612	233,738
CIMIC Group	4,044	112,132
Coca-Cola Amatil	22,091	154,996
Cochlear	2,328	243,840
Commonwealth Bank of Australia	69,888	4,573,829
Computershare	19,692	217,347
Crown Resorts	13,339	124,853
CSL	18,525	1,838,670
Dexus Property Group	40,447	308,925
Domino's Pizza Enterprises	2,506	114,691
DUET Group	98,706	223,211
Flight Centre Travel Group	2,140	50,396
Fortescue Metals Group	62,149	247,112
Goodman Group	71,675	435,266
GPT Group	73,335	288,295
Harvey Norman Holdings	21,349	66,982
Healthscope	74,351	123,040
Incitec Pivot	69,755	197,961
Insurance Australia Group	97,973	455,579
James Hardie Industries-CDI	17,025	289,004
LendLease Group	21,737	260,915

6

Common Stocks - 96.7% (continued)	Shares		Value ($)
Australia - 7.2% (continued)
Macquarie Group	12,273		854,672
Medibank Private	115,899		252,545
Mirvac Group	150,475		255,774
National Australia Bank	107,856		2,745,928
Newcrest Mining	30,798		487,982
Oil Search	57,186		309,167
Orica	15,372		213,291
Origin Energy	70,777	[a]	380,524
Qantas Airways	18,369		58,320
QBE Insurance Group	55,136		531,349
Ramsay Health Care	5,670		304,416
REA Group	2,402		110,597
Rio Tinto	16,986		768,743
Santos	74,951	[a]	195,309
Scentre Group	213,456		688,893
SEEK	13,743		175,355
Sonic Healthcare	15,068		249,240
South32	219,113		456,120
Stockland	100,018		363,233
Suncorp Group	51,741		534,663
Sydney Airport	46,218		238,449
Tabcorp Holdings	30,122		107,138
Tatts Group	59,893		192,846
Telstra	171,658		542,428
TPG Telecom	14,383		63,543
Transurban Group	81,919		748,360
Treasury Wine Estates	30,068		270,179
Vicinity Centres	137,818		297,211
Vocus Group	20,174		50,908
Wesfarmers	46,052		1,482,801
Westfield	81,220		552,223
Westpac Banking	135,729		3,563,284
Woodside Petroleum	30,391		732,313
Woolworths	52,656		1,059,847
			39,974,326
Austria - .2%
ANDRITZ	2,688		148,657
Erste Group Bank	12,469	[a]	445,777
OMV	6,042		278,235

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Austria - .2% (continued)
Raiffeisen Bank International	4,550	[a]	103,736
Voestalpine	4,531		189,306
			1,165,711
Belgium - 1.1%
Ageas	7,979		326,802
Anheuser-Busch InBev	30,924		3,483,085
Colruyt	2,524		129,620
Groupe Bruxelles Lambert	3,239		310,521
KBC Group	10,066		726,754
Proximus	6,406		195,979
Solvay	2,982		379,238
Telenet Group Holding	2,038	[a]	123,787
UCB	5,232		407,836
Umicore	3,912		229,047
			6,312,669
China - .0%
Yangzijiang Shipbuilding Holdings	91,000		74,902
Denmark - 1.7%
AP Moller - Maersk, Cl. A	154		255,530
AP Moller - Maersk, Cl. B	270		466,986
Carlsberg, Cl. B	4,315		430,663
Charles Hansen Holding	4,149		279,628
Coloplast, Cl. B	4,922		421,325
Danske Bank	27,556		1,000,826
DONG Energy	5,756	[b]	226,759
DSV	7,672		427,405
Genmab	2,302	[a]	457,821
ISS	6,826		283,107
Novo Nordisk, Cl. B	77,601		3,019,600
Novozymes, Cl. B	9,311		402,262
Pandora	4,591		496,197
TDC	33,595		180,318
Tryg	3,988		76,510
Vestas Wind Systems	8,891		765,629
William Demant Holding	4,877	[a]	111,636
			9,302,202
Finland - 1.0%
Elisa	6,022		205,124
Fortum	17,169		249,861

8

Common Stocks - 96.7% (continued)	Shares		Value ($)
Finland - 1.0% (continued)
Kone, Cl. B	13,894		636,567
Metso	4,118		147,715
Neste	5,198		212,275
Nokia	238,076		1,361,516
Nokian Renkaat	4,816		207,220
Orion, Cl. B	4,244		243,401
Sampo, Cl. A	17,903		857,882
Stora Enso, Cl. R	22,540		268,117
UPM-Kymmene	21,468		566,621
Wartsila	5,989		364,682
			5,320,981
France - 10.0%
Accor	7,140		325,454
Aeroports de Paris	1,220		162,730
Air Liquide	15,797		1,903,170
Airbus	23,583		1,906,893
Alstom	5,912	[a]	187,724
Altice, Cl. A	15,427	[a]	383,230
Altice, Cl. B	3,963	[a]	98,555
Arkema	2,602		275,528
Atos	3,681		482,369
AXA	78,812		2,104,183
BNP Paribas	43,027		3,036,196
Bollore	38,356		156,053
Bouygues	8,649		363,618
Bureau Veritas	10,058		232,983
Capgemini	6,695		670,215
Carrefour	23,338		549,753
Casino Guichard Perrachon	2,041		122,946
Christian Dior	2,236		613,669
Cie de Saint-Gobain	19,982		1,078,526
Cie Generale des Etablissements Michelin	7,303		954,222
CNP Assurances	6,982		145,797
Credit Agricole	45,145		671,259
Danone	23,991		1,677,243
Dassault Aviation	93		127,102
Dassault Systemes	5,236		467,294
Edenred	8,572		219,478
Eiffage	2,339		198,123

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
France - 10.0% (continued)
Electricite de France	15,568		130,002
Engie	63,441		894,927
Essilor International	8,291		1,074,284
Eurazeo	1,413		95,799
Eutelsat Communications	6,845		162,025
Fonciere Des Regions	1,331		118,801
Gecina	1,569		223,210
Groupe Eurotunnel	19,532		214,571
Hermes International	1,071		512,389
ICADE	1,543		114,580
Iliad	1,009		244,990
Imerys	1,513		130,184
Ingenico Group	2,343		212,295
JCDecaux	3,359		118,495
Kering	3,037		941,350
Klepierre	9,148		359,136
Lagardere	4,384		134,287
Legrand	10,721		694,047
L'Oreal	10,236		2,038,793
LVMH Moet Hennessy Louis Vuitton	11,330		2,795,413
Natixis	36,653		255,008
Orange	79,735		1,233,347
Pernod Ricard	8,495		1,062,777
Peugeot	19,489	[a]	408,347
Publicis Groupe	7,896		569,996
Remy Cointreau	990		99,882
Renault	7,709		718,903
Rexel	12,502		223,342
Safran	12,524		1,037,096
Sanofi	47,073		4,441,072
Schneider Electric	22,844		1,804,089
SCOR	6,634		262,464
SEB	924		148,964
SFR Group	3,286	[a]	107,598
Societe BIC	1,212		136,248
Societe Generale	31,248		1,709,072
Sodexo	3,822		485,858
Suez	12,933		212,516
Thales	4,298		451,889

10

Common Stocks - 96.7% (continued)	Shares		Value ($)
France - 10.0% (continued)
Total	92,287		4,741,920
Unibail-Rodamco	3,975		976,192
Valeo	9,814		705,566
Veolia Environnement	19,068		362,243
Vinci	20,665		1,758,062
Vivendi	41,253		818,526
Wendel	1,046		146,585
Zodiac Aerospace	8,639		209,759
			55,411,212
Germany - 8.7%
adidas	7,671		1,536,673
Allianz	18,547		3,531,530
Axel Springer	1,985		111,378
BASF	37,253		3,630,262
Bayer	33,538		4,150,146
Bayerische Motoren Werke	13,234		1,263,546
Beiersdorf	4,077		405,648
Brenntag	6,419		380,657
Commerzbank	43,977	[a]	430,898
Continental	4,403		985,617
Covestro	3,639	[b]	283,661
Daimler	39,101		2,913,344
Deutsche Bank	84,303	[a]	1,517,972
Deutsche Boerse	7,923		775,453
Deutsche Lufthansa	8,798		151,805
Deutsche Post	38,764		1,393,447
Deutsche Telekom	133,044		2,333,292
Deutsche Wohnen-BR	14,637		500,485
E.ON	87,172		679,604
Evonik Industries	7,030		234,749
Fraport Frankfurt Airport Services Worldwide	1,702		133,858
Fresenius & Co.	16,688		1,352,644
Fresenius Medical Care & Co.	8,611		763,999
GEA Group	7,619		324,008
Hannover Rueck	2,339		280,521
HeidelbergCement	6,135		568,043
Henkel & Co.	4,299		501,773
HOCHTIEF	849		152,965
HUGO BOSS	2,589		196,935

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Germany - 8.7% (continued)
Infineon Technologies	45,347		938,534
Innogy	5,409	[b]	198,856
K+S	7,153		170,679
LANXESS	3,733		269,600
Linde	7,576		1,361,257
MAN	1,351		141,925
Merck	5,192		609,679
METRO	6,781		223,148
Muenchener Rueckversicherungs	6,569		1,259,031
OSRAM Licht	3,716		248,902
ProSiebenSat.1 Media	9,404		399,405
RWE	19,920	[a]	329,931
SAP	39,873		3,998,940
Siemens	31,031		4,448,356
Symrise	5,137		359,638
Telefonica Deutschland Holding	30,497		147,831
thyssenkrupp	14,290		340,197
TUI	19,794		287,906
United Internet	4,677		215,275
Volkswagen	1,388		223,693
Vonovia	18,704		677,139
Zalando	3,469	[a,b]	152,984
			48,487,819
Hong Kong - 3.3%
AIA Group	489,400		3,388,147
ASM Pacific Technology	10,300		153,341
Bank of East Asia	49,550		205,122
BOC Hong Kong Holdings	148,500		610,926
Cathay Pacific Airways	52,000		74,874
Cheung Kong Infrastructure Holdings	25,000		219,037
Cheung Kong Property Holdings	107,975		774,587
CK Hutchison Holdings	109,975		1,373,565
CLP Holdings	65,788		693,965
First Pacific	84,250		64,880
Galaxy Entertainment Group	94,277		524,815
Hang Lung Group	36,000		150,186
Hang Lung Properties	92,000		241,285
Hang Seng Bank	30,700		622,419
Henderson Land Development	41,999		266,194

12

Common Stocks - 96.7% (continued)	Shares		Value ($)
Hong Kong - 3.3% (continued)
HK Electric Investments	106,500	[b]	94,200
HKT Trust	146,660		187,606
Hong Kong & China Gas	306,582		612,506
Hong Kong Exchanges & Clearing	47,500		1,170,043
Hongkong Land Holdings	45,500		350,805
Hysan Development	27,000		127,392
Jardine Matheson Holdings	9,946		641,815
Jardine Strategic Holdings	9,200		388,884
Kerry Properties	28,500		106,623
Li & Fung	251,200		105,281
Link REIT	90,000		647,374
Melco Resorts & Entertainment, ADR	8,076		177,268
MTR	59,500		342,695
New World Development	236,048		294,060
NWS Holdings	63,301		118,979
PCCW	167,000		94,253
Power Assets Holdings	56,000		503,963
Shangri-La Asia	49,000		70,177
Sino Land	127,730		216,432
SJM Holdings	78,530		76,225
Sun Hung Kai Properties	57,699		865,669
Swire Pacific, Cl. A	20,500		197,400
Swire Properties	48,800		163,747
Techtronic Industries	51,865		222,707
WH Group	337,000	[b]	301,111
Wharf Holdings	55,311		472,519
Wheelock & Co.	34,000		265,108
Yue Yuen Industrial Holdings	26,300		103,971
			18,282,156
Ireland - .5%
Bank of Ireland	1,095,574	[a]	275,678
CRH	33,995		1,239,605
DCC	3,616		333,930
Kerry Group, Cl. A	6,378		525,674
Paddy Power Betfair	3,314		369,297
Ryanair Holdings	3,900	[a]	67,760
			2,811,944
Israel - .6%
Azrieli Group	1,603		85,377

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Israel - .6% (continued)
Bank Hapoalim	40,631		253,649
Bank Leumi Le-Israel	59,125	[a]	276,705
Bezeq The Israeli Telecommunication Corporation	79,342		133,522
Check Point Software Technologies	5,200	[a]	540,852
Elbit Systems	962		114,612
Frutarom Industries	1,569		92,230
Israel Chemicals	17,611		76,098
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222		100,499
Mobileye	7,252	[a]	449,044
NICE	2,452		167,899
Taro Pharmaceutical Industries	636	[a]	74,317
Teva Pharmaceutical Industries, ADR	36,490		1,152,354
			3,517,160
Italy - 2.1%
Assicurazioni Generali	46,897		742,264
Atlantia	17,074		432,978
CNH Industrial	42,337		467,173
Enel	310,621		1,476,602
Eni	103,543		1,609,506
Ferrari	4,926		370,515
Fiat Chrysler Automobiles	35,962	[a]	407,012
Intesa Sanpaolo	507,165		1,477,265
Intesa Sanpaolo-RSP	38,108		104,193
Leonardo	15,339	[a]	241,108
Luxottica Group	7,051		408,611
Mediobanca	21,407		205,787
Poste Italiane	21,336	[b]	146,188
Prysmian	7,304		210,920
Saipem	250,930	[a]	108,133
Snam	101,271		447,657
STMicroelectronics	26,057		421,501
Telecom Italia	447,496	[a]	397,278
Telecom Italia-RSP	232,484	[a]	166,002
Tenaris	18,307		286,764
Terna Rete Elettrica Nazionale	62,618		315,812
UniCredit	77,179	[a]	1,256,023
UnipolSai	48,164		110,701
			11,809,993

14

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4%
ABC-Mart	1,500		83,292
Acom	15,500	[a]	68,827
Aeon	26,300		390,106
AEON Financial Service	5,160		99,103
AEON Mall	4,480		76,077
Air Water	5,500		105,880
Aisin Seiki	7,700		376,452
Ajinomoto	21,900		426,114
Alfresa Holdings	7,600		137,103
Alps Electric	7,700		226,217
Amada Holdings	13,900		165,092
ANA Holdings	43,000		129,415
Aozora Bank	47,959		174,670
Asahi Glass	38,800		336,226
Asahi Group Holdings	15,500		584,683
Asahi Kasei	51,900		494,674
Asics	5,900		104,318
Astellas Pharma	87,995		1,158,795
Bandai Namco Holdings	8,450		264,927
Bank of Kyoto	12,000		94,945
Benesse Holdings	2,300		69,428
Bridgestone	26,000		1,084,082
Brother Industries	9,400		193,186
CALBEE	3,500		122,135
Canon	43,417		1,439,509
Casio Computer	9,300		131,063
Central Japan Railway	5,800		972,173
Chiba Bank	29,000		194,070
Chubu Electric Power	26,700		358,675
Chugai Pharmaceutical	9,128		323,441
Chugoku Bank	7,200		106,829
Chugoku Electric Power	10,400		113,353
Coca-Cola Bottlers Japan	4,900		145,714
Concordia Financial Group	44,100		202,629
Credit Saison	6,200		112,849
CYBERDYNE	4,200	[a]	59,341
Dai Nippon Printing	21,800		242,494
Daicel	11,800		135,386
Dai-ichi Life Holdings	43,200		734,758

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares	Value ($)
Japan - 22.4% (continued)
Daiichi Sankyo	24,183	536,484
Daikin Industries	9,400	912,806
Daito Trust Construction	2,900	426,643
Daiwa House Industry	22,700	674,229
Daiwa House REIT Investment	63	159,259
Daiwa Securities Group	69,000	419,230
DeNA	4,300	92,075
Denso	19,100	822,255
Dentsu	8,800	495,752
Don Quijote Holdings	5,000	182,328
East Japan Railway	13,500	1,205,463
Eisai	10,400	545,959
Electric Power Development	6,080	140,989
FamilyMart UNY Holdings	3,117	176,157
FANUC	7,929	1,611,406
Fast Retailing	2,158	703,879
Fuji Electric	23,000	126,064
FUJIFILM Holdings	17,500	648,980
Fujitsu	74,800	466,213
Fukuoka Financial Group	33,000	150,383
Hachijuni Bank	16,500	97,394
Hakuhodo DY Holdings	7,600	92,516
Hamamatsu Photonics	5,500	161,583
Hankyu Hanshin Holdings	9,800	323,516
Hikari Tsushin	900	86,387
Hino Motors	9,600	120,307
Hirose Electric	1,365	183,306
Hiroshima Bank	20,000	86,297
Hisamitsu Pharmaceutical	2,400	122,718
Hitachi	197,900	1,091,978
Hitachi Chemical	4,000	114,465
Hitachi Construction Machinery	4,800	123,622
Hitachi High-Technologies	2,700	107,661
Hitachi Metals	7,900	110,625
Hokuriku Electric Power	7,700	71,146
Honda Motor	66,359	1,923,950
Hoshizaki	1,900	158,340
Hoya	15,900	759,377
Hulic	11,200	105,495

16

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4% (continued)
Idemitsu Kosan	3,600		115,129
IHI	60,000	[a]	203,454
Iida Group Holdings	5,800		92,301
INPEX	38,700		370,944
Isetan Mitsukoshi Holdings	12,420		135,592
Isuzu Motors	22,800		309,250
ITOCHU	59,900		846,848
J Front Retailing	8,900		128,141
Japan Airlines	5,200		164,198
Japan Airport Terminal	1,800		62,489
Japan Exchange Group	20,800		291,265
Japan Post Bank	15,500		192,855
Japan Post Holdings	17,900		221,753
Japan Prime Realty Investment	35		131,397
Japan Real Estate Investment	53		279,085
Japan Retail Fund Investment	100		195,380
Japan Tobacco	44,800		1,489,381
JFE Holdings	21,060		359,045
JGC	9,100		158,776
JSR	8,100		147,940
JTEKT	8,200		129,023
JXTG Holdings	126,726		571,930
Kajima	36,800		249,900
Kakaku.com	5,100		73,521
Kamigumi	9,400		85,336
Kaneka	12,000		94,514
Kansai Electric Power	28,099		379,863
Kansai Paint	9,100		201,469
Kao	20,200		1,114,058
Kawasaki Heavy Industries	59,000		178,363
KDDI	74,563		1,976,864
Keihan Holdings	21,000		132,057
Keikyu	18,000		206,522
Keio	22,000		176,039
Keisei Electric Railway	6,100		145,065
Keyence	3,970		1,595,479
Kikkoman	6,000		184,346
Kintetsu Group Holdings	73,354		267,819
Kirin Holdings	33,100		643,145

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4% (continued)
Kobe Steel	13,300	[a]	118,116
Koito Manufacturing	4,500		232,115
Komatsu	37,000		986,445
Konami Holdings	3,900		162,157
Konica Minolta	16,900		149,329
Kose	1,300		123,265
Kubota	42,400		666,761
Kuraray	14,500		233,873
Kurita Water Industries	3,600		92,878
Kyocera	12,900		730,200
Kyowa Hakko Kirin	10,705		183,610
Kyushu Electric Power	18,400		198,401
Kyushu Financial Group	12,400		77,198
Lawson	2,100		139,403
LINE	1,800		62,409
Lion	10,000		180,489
LIXIL Group	10,824		270,224
M3	8,100		207,014
Mabuchi Motor	1,900		107,208
Makita	8,600		306,661
Marubeni	66,400		408,854
Marui Group	7,600		104,038
Maruichi Steel Tube	2,000		56,694
Mazda Motor	23,800		348,860
McDonald's Holdings Co. Japan	3,000		92,442
Mebuki Financial Group	41,230		161,628
Medipal Holdings	7,300		120,755
MEIJI Holdings	4,642		393,930
MINEBEA MITSUMI	15,900		229,782
Miraca Holdings	2,200		101,440
MISUMI Group	10,738		203,345
Mitsubishi	61,598		1,328,108
Mitsubishi Chemical Holdings	54,680		427,875
Mitsubishi Electric	77,300		1,077,589
Mitsubishi Estate	50,000		955,371
Mitsubishi Gas Chemical	7,600		162,397
Mitsubishi Heavy Industries	132,700		530,919
Mitsubishi Logistics	4,000		51,671
Mitsubishi Materials	4,600		136,793

18

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4% (continued)
Mitsubishi Motors	28,600		182,927
Mitsubishi Tanabe Pharma	9,500		192,770
Mitsubishi UFJ Financial Group	517,790		3,294,162
Mitsubishi UFJ Lease & Finance	18,700		97,631
Mitsui & Co.	68,300		963,767
Mitsui Chemicals	38,000		194,304
Mitsui Fudosan	36,586		803,924
Mitsui OSK Lines	50,000		152,949
Mixi	1,600		88,702
Mizuho Financial Group	981,800		1,793,178
MS&AD Insurance Group Holdings	20,357		663,257
Murata Manufacturing	7,700		1,032,308
Nabtesco	4,700		133,232
Nagoya Railroad	38,000		174,532
NEC	104,800		260,414
NEXON	6,700		113,895
NGK Insulators	10,000		213,590
NGK Spark Plug	7,726		167,099
NH Foods	7,000		199,058
Nidec	9,800		898,462
Nikon	13,460		191,984
Nintendo	4,525		1,138,404
Nippon Building Fund	56		297,896
Nippon Electric Glass	17,085		105,905
Nippon Express	35,000		192,151
Nippon Paint Holdings	6,900		264,611
Nippon Prologis REIT	59		124,748
Nippon Steel & Sumitomo Metal	32,361		728,794
Nippon Telegraph & Telephone	28,200		1,206,421
Nippon Yusen	70,800	[a]	142,267
Nissan Chemical Industries	5,000		154,967
Nissan Motor	96,600		917,256
Nisshin Seifun Group	8,138		124,762
Nissin Foods Holdings	2,600		148,805
Nitori Holdings	3,300		429,540
Nitto Denko	6,600		496,680
NOK	3,600		85,612
Nomura Holdings	145,300		871,996
Nomura Real Estate Holdings	5,600		94,593

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares	Value ($)
Japan - 22.4% (continued)
Nomura Real Estate Master Fund	158	227,769
Nomura Research Institute	4,983	173,438
NSK	17,800	242,709
NTT Data	4,900	227,253
NTT DOCOMO	55,400	1,335,862
Obayashi	24,800	240,492
Obic	2,600	140,408
Odakyu Electric Railway	11,600	224,976
Oji Holdings	30,000	145,055
Olympus	12,100	465,656
Omron	7,800	326,414
Ono Pharmaceutical	17,200	354,415
Oracle Japan	1,600	92,146
Oriental Land	9,000	516,708
ORIX	53,000	808,728
Osaka Gas	77,000	288,245
OTSUKA	1,900	101,754
Otsuka Holdings	15,700	722,080
Panasonic	88,395	1,055,031
Park24	3,800	98,004
Pola Orbis Holdings	4,000	92,146
Rakuten	38,600	395,089
Recruit Holdings	14,700	742,418
Resona Holdings	88,900	494,283
Ricoh	25,500	212,281
Rinnai	1,400	116,295
Rohm	3,600	252,541
Ryohin Keikaku	1,000	225,521
Sankyo	1,500	52,276
Santen Pharmaceutical	14,600	205,232
SBI Holdings	8,830	122,380
Secom	8,600	623,813
Sega Sammy Holdings	7,484	100,503
Seibu Holdings	6,200	108,232
Seiko Epson	11,800	241,346
Sekisui Chemical	17,100	286,854
Sekisui House	24,500	406,484
Seven & i Holdings	30,160	1,274,309
Seven Bank	26,000	87,230

20

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4% (continued)
Sharp	66,000	[a]	238,009
Shimadzu	9,000		152,590
Shimamura	800		109,513
Shimano	3,100		473,586
Shimizu	22,000		210,971
Shin-Etsu Chemical	15,900		1,381,257
Shinsei Bank	65,000		121,283
Shionogi & Co.	12,000		617,143
Shiseido	15,300		413,948
Shizuoka Bank	22,400		188,885
Showa Shell Sekiyu	8,500		82,122
SMC	2,300		647,652
SoftBank Group	33,200		2,514,235
Sohgo Security Services	2,600		113,469
Sompo Holdings	14,570		549,732
Sony	51,380		1,732,563
Sony Financial Holdings	7,000		116,295
Stanley Electric	6,500		190,087
Start Today	7,200		153,721
Subaru	24,600		929,493
Sumitomo	47,700		636,927
Sumitomo Chemical	64,000		361,121
Sumitomo Dainippon Pharma	6,900		113,148
Sumitomo Electric Industries	30,400		495,372
Sumitomo Heavy Industries	21,000		146,374
Sumitomo Metal Mining	19,000		257,623
Sumitomo Mitsui Financial Group	54,700		2,023,618
Sumitomo Mitsui Trust Holdings	13,764		471,291
Sumitomo Realty & Development Co.	14,000		377,520
Sumitomo Rubber Industries	6,200		111,458
Sundrug	3,000		105,225
Suntory Beverage & Food	5,300		237,008
Suruga Bank	7,200		150,427
Suzuken	3,212		106,178
Suzuki Motor	14,200		592,585
Sysmex	6,400		389,253
T&D Holdings	23,400		347,090
Taiheiyo Cement	45,000		149,765
Taisei	42,000		320,251

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4% (continued)
Taisho Pharmaceutical Holdings	1,500		123,256
Taiyo Nippon Sanso	6,000		71,639
Takashimaya	12,000		110,446
Takeda Pharmaceutical	29,000		1,389,711
TDK	5,100		315,676
Teijin	6,900		133,636
Terumo	14,100		514,165
THK	5,100		131,349
Tobu Railway	40,000		202,736
Toho	4,700		134,707
Toho Gas	16,000		114,393
Tohoku Electric Power	19,100		254,610
Tokio Marine Holdings	27,300		1,149,061
Tokyo Electric Power	55,172	[a]	214,303
Tokyo Electron	6,300		732,716
Tokyo Gas	81,000		376,026
Tokyo Tatemono	8,500		115,977
Tokyu	40,820		292,212
Tokyu Fudosan Holdings	21,900		119,446
Toppan Printing	20,000		201,121
Toray Industries	60,500		535,179
Toshiba	157,000	[a]	317,451
TOTO	5,400		206,118
Toyo Seikan Group Holdings	7,100		118,784
Toyo Suisan Kaisha	3,400		127,490
Toyoda Gosei	2,400		63,663
Toyota Industries	6,300		313,093
Toyota Motor	105,855		5,730,746
Toyota Tsusho	8,900		280,632
Trend Micro	4,800		210,989
Tsuruha Holdings	1,500		152,052
Unicharm	16,700		405,759
United Urban Investment	116		175,340
USS	9,100		160,816
West Japan Railway	6,600		440,730
Yahoo! Japan	55,100		235,772
Yakult Honsha	3,700		210,433
Yamada Denki	23,100		121,224
Yamaguchi Financial Group	7,000		77,488

22

Common Stocks - 96.7% (continued)	Shares		Value ($)
Japan - 22.4% (continued)
Yamaha	6,300		174,631
Yamaha Motor	11,200		265,344
Yamato Holdings	14,000		302,480
Yamazaki Baking	5,900		124,325
Yaskawa Electric	9,700		185,255
Yokogawa Electric	9,500		146,665
Yokohama Rubber	4,500		88,204
			124,356,617
Luxembourg - .1%
Eurofins Scientific	427		210,286
RTL Group	1,680		129,892
SES	14,758		322,724
			662,902
Macau - .1%
MGM China Holdings	40,000		91,125
Sands China	100,213		454,790
Wynn Macau	56,000	[a]	123,111
			669,026
Mexico - .0%
Fresnillo	9,224		173,470
Netherlands - 3.4%
ABN AMRO Group	10,922	[b]	286,726
Aegon	73,580		375,025
AerCap Holdings	6,102	[a]	280,753
Akzo Nobel	10,332		903,524
ASML Holding	15,180		2,006,594
Boskalis Westminster	3,665		134,800
EXOR	4,572		256,734
Gemalto	3,085		172,797
Heineken	9,237		823,564
Heineken Holding	3,912		327,740
ING Groep	157,602		2,565,698
Koninklijke Ahold Delhaize	51,232		1,061,450
Koninklijke DSM	7,303		522,416
Koninklijke KPN	141,432		409,035
Koninklijke Philips	37,925		1,314,539
Koninklijke Vopak	2,912		131,386
NN Group	12,699		421,078
NXP Semiconductors	11,755	[a]	1,243,091

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Netherlands - 3.4% (continued)
QIAGEN	8,524	[a]	254,359
Randstad Holding	4,812		286,774
RELX	39,897		771,629
Unilever	66,121		3,467,676
Wolters Kluwer	12,152		516,118
			18,533,506
New Zealand - .2%
Auckland International Airport	36,928		174,948
Contact Energy	31,118		111,315
Fletcher Building	27,941		164,026
Mercury NZ	29,098		64,232
Meridian Energy	52,186		99,252
Ryman Healthcare	16,781		99,434
Spark New Zealand	75,655		191,936
			905,143
Norway - .6%
DNB	39,204		612,306
Gjensidige Forsikring	8,353		128,321
Marine Harvest	15,623	[a]	259,837
Norsk Hydro	54,441		310,693
Orkla	33,180		300,459
Schibsted, Cl. A	3,036		75,493
Schibsted, Cl. B	3,578		80,220
Statoil	44,955		741,920
Telenor	30,962		500,527
Yara International	7,257		269,792
			3,279,568
Portugal - .2%
Banco Espirito Santo	118,053	[a,c]	13
Energias de Portugal	98,986		326,711
Galp Energia	20,908		325,001
Jeronimo Martins	10,446		191,733
			843,458
Singapore - 1.3%
Ascendas Real Estate Investment Trust	97,433		178,527
CapitaLand	106,800		287,419
CapitaLand Commercial Trust	73,200		85,138
CapitaLand Mall Trust	103,800		146,359
City Developments	17,000		131,289

24

Common Stocks - 96.7% (continued)	Shares		Value ($)
Singapore - 1.3% (continued)
ComfortDelGro	93,200		182,778
DBS Group Holdings	72,888		1,009,471
Genting Singapore	251,927		201,051
Global Logistic Properties	102,643		211,582
Golden Agri-Resources	278,440		71,745
Hutchison Port Holdings Trust	214,800		86,994
Jardine Cycle & Carriage	4,113		139,038
Keppel	60,800		283,297
Oversea-Chinese Banking	125,987		883,708
SATS	27,600		100,550
Sembcorp Industries	43,254		93,805
Singapore Airlines	20,233		148,437
Singapore Exchange	29,800		157,836
Singapore Press Holdings	69,075		171,557
Singapore Technologies Engineering	58,600		158,962
Singapore Telecommunications	333,851		893,678
StarHub	26,918		53,753
Suntec Real Estate Investment Trust	99,000		125,420
United Overseas Bank	53,963		841,995
UOL Group	21,111		109,397
Wilmar International	80,000		203,271
			6,957,057
South Africa - .1%
Mondi	14,634		379,269
Spain - 3.3%
Abertis Infraestructuras	26,604		468,023
ACS Actividades de Construccion y Servicios	9,555		354,193
Aena	2,791	[b]	492,519
Amadeus IT Group	17,577		947,759
Banco Bilbao Vizcaya Argentaria	267,425		2,140,810
Banco de Sabadell	220,431		424,044
Banco Popular Espanol	134,092	[a]	94,067
Banco Santander	591,497		3,857,533
Bankia	175,767		213,290
Bankinter	25,718		226,442
CaixaBank	147,503		669,855
Distribuidora Internacional de Alimentacion	22,728		135,300
Enagas	9,056		238,233
Endesa	13,393		315,633

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Spain - 3.3% (continued)
Ferrovial	19,087		406,162
Gas Natural SDG	14,848		335,771
Grifols	11,378		305,576
Iberdrola	225,064		1,618,562
Inditex	44,417		1,703,582
Mapfre	40,366		140,882
Red Electrica	17,696		345,045
Repsol	45,259		716,585
Telefonica	184,355		2,039,307
Zardoya Otis	7,181		66,568
			18,255,741
Sweden - 2.8%
Alfa Laval	11,798		242,026
Assa Abloy, Cl. B	40,168		870,270
Atlas Copco, Cl. A	26,885		1,005,308
Atlas Copco, Cl. B	15,710		522,526
Boliden	11,384		325,430
Electrolux, Ser. B	9,785		290,657
Ericsson, Cl. B	123,086		793,494
Getinge, Cl. B	8,415		164,456
Hennes & Mauritz, Cl. B	37,974		940,636
Hexagon, Cl. B	10,410		453,314
Husqvarna, Cl. B	17,528		174,245
ICA Gruppen	3,218		109,867
Industrivarden, Cl. C	6,910		160,710
Investor, Cl. B	18,258		834,641
Kinnevik, Cl. B	9,274		247,522
L E Lundbergforetagen	1,556		112,695
Lundin Petroleum	7,919	[a]	151,186
Millicom International Cellular, SDR	2,847		156,215
Nordea Bank	121,298		1,492,721
Sandvik	42,821		687,472
Securitas, Cl. B	11,682		193,089
Skandinaviska Enskilda Banken, Cl. A	60,910		701,435
Skanska, Cl. B	14,100		337,325
SKF, Cl. B	16,590		364,492
Svenska Cellulosa, Cl. B	24,376		807,460
Svenska Handelsbanken, Cl. A	60,926		864,643
Swedbank, Cl. A	36,244		858,909

26

Common Stocks - 96.7% (continued)	Shares		Value ($)
Sweden - 2.8% (continued)
Swedish Match	7,707		254,252
Tele2, Cl. B	14,711		148,151
Telia	107,343		437,502
Volvo, Cl. B	61,752		1,010,225
			15,712,874
Switzerland - 8.9%
ABB	76,596		1,875,255
Actelion	3,879	[a]	1,035,440
Adecco Group	6,546		486,180
Aryzta	3,206	[a]	104,106
Baloise Holding	2,039		298,985
Barry Callebaut	92	[a]	126,304
Cie Financiere Richemont	21,214		1,772,808
Coca-Cola HBC	7,609	[a]	211,098
Credit Suisse Group	79,357	[a]	1,206,705
Dufry	1,417	[a]	232,132
EMS-Chemie Holding	349		218,695
Galenica	165		179,261
Geberit	1,487		677,295
Givaudan	370		712,854
Glencore	497,582	[a]	1,956,932
Julius Baer Group	9,021	[a]	470,089
Kuehne + Nagel International	2,096		316,823
LafargeHolcim	18,210	[a]	1,032,205
Lindt & Spruengli	4		265,769
Lindt & Spruengli-PC	41		230,548
Lonza Group	2,335	[a]	477,560
Nestle	126,082		9,712,749
Novartis	90,505		6,962,973
Pargesa Holding-BR	1,256		93,853
Partners Group Holding	711		429,816
Roche Holding	28,472		7,448,504
Schindler Holding	876		173,967
Schindler Holding-PC	1,697		346,734
SGS	226		508,557
Sika-BR	87		555,226
Sonova Holding	2,031		300,261
Swatch Group	2,074		160,917
Swatch Group-BR	1,243		497,575

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
Switzerland - 8.9% (continued)
Swiss Life Holding	1,305	[a]	424,682
Swiss Prime Site	2,854	[a]	247,394
Swiss Re	12,951		1,127,193
Swisscom	1,069		466,277
Syngenta	3,762	[a]	1,748,290
UBS Group	148,649		2,539,732
Zurich Insurance Group	6,128		1,696,132
			49,327,876
United Arab Emirates - .0%
Mediclinic International	14,249		151,518
United Kingdom - 16.9%
3i Group	38,886		399,648
Aberdeen Asset Management	39,934		144,306
Admiral Group	9,012		234,731
Anglo American	56,117	[a]	804,236
Antofagasta	16,439		178,426
ArcelorMittal	75,576	[a]	596,280
Ashtead Group	20,215		427,037
Associated British Foods	14,718		535,664
AstraZeneca	51,353		3,084,519
Auto Trader Group	40,948	[b]	212,727
Aviva	162,348		1,102,885
Babcock International Group	10,761		125,300
Bae Systems	127,018		1,031,503
Barclays	689,307		1,894,951
Barratt Developments	40,982		307,599
Berkeley Group Holdings	5,436		229,387
BHP Billiton	86,121		1,310,644
BP	767,477		4,398,619
British American Tobacco	75,601		5,106,455
British Land	39,207		333,377
BT Group	344,988		1,361,712
Bunzl	13,569		423,196
Burberry Group	18,203		380,526
Capita	27,747		199,815
Carnival	7,679		474,020
Centrica	219,440		562,470
Cobham	62,713		107,625
Coca-Cola European Partners	9,069		343,093

28

Common Stocks - 96.7% (continued)	Shares		Value ($)
United Kingdom - 16.9% (continued)
Compass Group	67,011		1,352,232
Croda International	5,464		266,378
Diageo	102,114		2,971,183
Direct Line Insurance Group	56,151		253,962
Dixons Carphone	41,243		179,218
easyJet	5,589		84,550
Experian	38,398		825,074
G4S	60,183		237,823
GKN	71,502		332,376
GlaxoSmithKline	197,734		3,969,637
Hammerson	32,066		244,000
Hargreaves Lansdown	10,863		193,882
Hikma Pharmaceuticals	5,866		147,167
HSBC Holdings	802,419		6,615,114
IMI	11,426		189,279
Imperial Brands	38,999		1,910,349
Inmarsat	19,351		204,894
InterContinental Hotels Group	7,757		411,520
International Consolidated Airlines Group	34,809		252,455
Intertek Group	6,547		344,784
Intu Properties	34,945		124,784
Investec	26,558		196,585
ITV	146,301		397,928
J Sainsbury	63,395		226,129
Johnson Matthey	8,082		311,837
Kingfisher	90,842		401,569
Land Securities Group	31,892		456,851
Legal & General Group	238,652		760,702
Lloyds Banking Group	2,611,441		2,340,583
London Stock Exchange Group	12,684		555,771
Marks & Spencer Group	62,051		294,631
Meggitt	32,324		193,631
Merlin Entertainments	26,249	[b]	171,859
National Grid	153,078		1,982,670
Next	5,349		298,252
Old Mutual	198,244		498,126
Pearson	32,788		271,365
Persimmon	12,280		370,589
Petrofac	10,050		106,022

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 96.7% (continued)	Shares		Value ($)
United Kingdom - 16.9% (continued)
Provident Financial	6,223		258,244
Prudential	104,840		2,330,140
Randgold Resources	3,786		333,693
Reckitt Benckiser Group	25,598		2,357,623
RELX	43,659		885,530
Rio Tinto	50,311		1,995,289
Rolls-Royce Holdings	73,783	[a]	775,979
Royal Bank of Scotland Group	142,274	[a]	489,062
Royal Dutch Shell, Cl. A	176,943		4,589,270
Royal Dutch Shell, Cl. B	151,880		4,037,583
Royal Mail	35,349		184,281
RSA Insurance Group	40,705		314,218
Sage Group	43,497		377,461
Schroders	5,140		212,169
Segro	41,985		264,119
Severn Trent	9,605		289,240
Shire	36,728		2,158,260
Sky	42,612		547,496
Smith & Nephew	35,854		589,765
Smiths Group	16,473		349,908
SSE	40,380		727,497
St. James's Place	21,386		317,987
Standard Chartered	133,984	[a]	1,251,545
Standard Life	82,099		386,952
Tate & Lyle	19,675		192,780
Taylor Wimpey	132,556		343,374
Tesco	327,484	[a]	777,270
Travis Perkins	10,350		215,960
Unilever	52,107		2,680,668
United Utilities Group	27,251		343,602
Vodafone Group	1,080,269		2,785,042
Weir Group	8,871		228,761
Whitbread	7,610		397,709
William Hill	35,860		136,319
WM Morrison Supermarkets	88,115		273,790
Wolseley	10,129		643,361
Worldpay Group	71,321	[b]	277,125

30

Common Stocks - 96.7% (continued)	Shares		Value ($)
United Kingdom - 16.9% (continued)
WPP	51,309		1,098,510
			93,674,094
Total Common Stocks (cost $428,816,050)			536,353,194
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke	2,084		171,347
Fuchs Petrolub	2,998		154,648
Henkel & Co.	7,134		971,384
Porsche Automobil Holding	6,372		372,802
Schaeffler	6,779		116,784
Volkswagen	7,419		1,176,266
Total Preferred Stocks (cost $2,015,384)			2,963,231
Rights - .0%	Number of Rights		Value ($)
Australia - .0%
TPG Telecom	1,292	[a]	1,364
United Kingdom - .0%
Cobham	25,085	[a]	18,519
Total Rights (cost $23,347)			19,883
Short-Term Investments - .1%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.72%, 6/15/17 (cost $719,347)	720,000	[d]	719,415

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,808,973)	11,808,973	[e]	11,808,973
Total Investments (cost $443,383,101)	99.4%		551,864,696
Cash and Receivables (Net)	.6%		3,102,234
Net Assets	100.0%		554,966,930

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $2,844,715 or .51% of net assets.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At April 30, 2017, the value of this security amounted to $13 or .0% of net assets.

d Held by or on behalf of a counterparty for open futures contracts.

e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	20.8
Industrials	14.1
Consumer Discretionary	12.0
Consumer Staples	11.0
Health Care	10.5
Materials	7.6
Information Technology	5.5
Energy	4.7
Telecommunication Services	4.1
Real Estate	3.6
Utilities	3.3
Short-Term/Money Market Investments	2.2
99.4

† Based on net assets.

See notes to financial statements.

32

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation ($)

Futures Long
MSCI EAFE Index	164	14,955,160	June 2017	297,734
Gross Unrealized Appreciation				297,734

See notes to financial statements.

33

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	431,574,128	540,055,723
Affiliated issuers	11,808,973	11,808,973
Cash		992,137
Cash denominated in foreign currency	194,667	195,417
Dividends receivable		3,173,662
Receivable for shares of Common Stock subscribed		194,603
Receivable for investment securities sold		70,413
		556,490,928
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		235,925
Payable for shares of Common Stock redeemed		1,260,378
Payable for futures variation margin—Note 4		27,695
		1,523,998
Net Assets ($)		554,966,930
Composition of Net Assets ($):
Paid-in capital		515,178,706
Accumulated undistributed investment income—net		1,176,890
Accumulated net realized gain (loss) on investments		(70,125,826)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $297,734 net unrealized appreciation on futures)		108,737,160
Net Assets ($)		554,966,930

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	440,956,929	114,010,001
Shares Outstanding	27,201,382	7,034,386
Net Asset Value Per Share ($)	16.21	16.21

See notes to financial statements.

34

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $655,522 foreign taxes withheld at source):
Unaffiliated issuers	6,975,366
Affiliated issuers	19,716
Interest	2,026
Total Income	6,997,108
Expenses:
Management fee—Note 3(a)	885,750
Shareholder servicing costs—Note 3(b)	531,301
Directors’ fees—Note 3(a,c)	17,377
Loan commitment fees—Note 2	5,444
Interest expense—Note 2	5,124
Total Expenses	1,444,996
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(17,377)
Net Expenses	1,427,619
Investment Income—Net	5,569,489
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(10,274,051)
Net realized gain (loss) on futures	644,351
Net realized gain (loss) on forward foreign currency exchange contracts	(71,837)
Net Realized Gain (Loss)	(9,701,537)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	58,555,914
Net unrealized appreciation (depreciation) on futures	252,431
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	13,921
Net Unrealized Appreciation (Depreciation)	58,822,266
Net Realized and Unrealized Gain (Loss) on Investments	49,120,729
Net Increase in Net Assets Resulting from Operations	54,690,218

See notes to financial statements.

35

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	[a]
Operations ($):
Investment income—net	5,569,489	13,061,397
Net realized gain (loss) on investments	(9,701,537)	(13,735,963)
Net unrealized appreciation (depreciation) on investments	58,822,266	(17,902,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,690,218	(18,577,245)
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(11,437,031)	(11,600,695)
Class I	(2,263,295)	-
Total Distributions	(13,700,326)	(11,600,695)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	58,395,338	178,446,277
Class I	110,557,387	676,220
Distributions reinvested:
Investor Shares	11,361,926	10,763,989
Class I	775,259	-
Cost of shares redeemed:
Investor Shares	(175,457,707)	(219,365,806)
Class I	(7,303,659)	(100)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,671,456)	(29,479,420)
Total Increase (Decrease) in Net Assets	39,318,436	(59,657,360)
Net Assets ($):
Beginning of Period	515,648,494	575,305,854
End of Period	554,966,930	515,648,494
Undistributed investment income—net	1,176,890	9,307,727
Capital Share Transactions (Shares):
Investor Shares
Shares sold	3,833,409	12,115,683
Shares issued for distributions reinvested	776,088	709,558
Shares redeemed	(11,710,668)	(14,802,879)
Net Increase (Decrease) in Shares Outstanding	(7,101,171)	(1,977,638)
Class I
Shares sold	7,414,338	44,814
Shares issued for distributions reinvested	52,991	-
Shares redeemed	(477,751)	(6)
Net Increase (Decrease) in Shares Outstanding	6,989,578	44,808

[a] On August 31, 2016, the fund redesignated existing shares as Investor shares and commenced offering Class I shares.
See notes to financial statements.

36

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2017	Year Ended October 31,
Investor Shares	(Unaudited)	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	15.01	15.86	16.54	17.12	13.96	13.79
Investment Operations:
Investment income—net[b]	.16	.36	.35	.47	.35	.37
Net realized and unrealized gain (loss) on investments	1.46	(.89)	(.60)	(.49)	3.20	.24
Total from Investment Operations	1.62	(.53)	(.25)	(.02)	3.55	.61
Distributions:
Dividends from investment income—net	(.42)	(.32)	(.43)	(.37)	(.39)	(.44)
Dividends from net realized gain on investments	-	-	-	(.19)	-	-
Total Distributions	(.42)	(.32)	(.43)	(.56)	(.39)	(.44)
Net asset value, end of period	16.21	15.01	15.86	16.54	17.12	13.96
Total Return (%)	11.13[c]	(3.37)	(1.46)	(.13)	26.01	4.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[d]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[d]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.13[d]	2.43	2.14	2.76	2.25	2.75
Portfolio Turnover Rate	5.79[c]	5.53	8.44	10.26	23.12	11.11
Net Assets, end of period ($ x 1,000)	440,957	514,975	575,306	567,711	572,605	455,018

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Period Ended
Class I Shares	(Unaudited)	October 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	15.02	15.15
Investment Operations:
Investment income—net[b]	.20	.02
Net realized and unrealized gain (loss) on investments	1.45	(.15)
Total from Investment Operations	1.65	(.13)
Distributions:
Dividends from investment income—net	(.46)	-
Net asset value, end of period	16.21	15.02
Total Return (%)	11.30[c]	(.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[d]	.40[d]
Ratio of net expenses to average net assets	.35[d]	.39[d]
Ratio of net investment income to average net assets	2.58[d]	1.95[d]
Portfolio Turnover Rate	5.79[c]	5.53
Net Assets, end of period ($ x 1,000)	114,010	673

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

38

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

40

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	536,353,181	-	13	536,353,194
Equity Securities - Foreign Preferred Stocks†	2,963,231	-	-	2,963,231
Registered Investment Company	11,808,973	-	-	11,808,973
U.S. Treasury	-	719,415	-	719,415
Rights†	19,883	-	-	19,883
Other Financial Instruments:
Futures††	297,734	-	-	297,734

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At October 31, 2016, $193 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities— Foreign Common Stock ($)
Balance as of 10/31/2016	13
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2017	13
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2017	-

42

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	4,129,950	56,981,734	49,302,711	11,808,973	2.1

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements,

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $26,857,026 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $355,932 of short-term capital losses and $26,501,094 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $11,600,695. The tax character of current year distributions will be determined at the end of the current fiscal year.

44

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017 was approximately $680,700 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $17,377.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, the fund was charged $531,301 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$154,885 and Shareholder Services Plan fees $88,729, which are offset against an expense reimbursement currently in effect in the amount of $7,689.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, futures and forward contracts, during the period ended April 30, 2017, amounted to $29,155,579 and $48,511,403, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the

46

exchange guarantees the futures against default. Futures open at April 30, 2017, are set forth in the Statement of Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	11,130,007
Forward contracts	1,033,431

At April 30, 2017, accumulated net unrealized appreciation on investments was $108,481,595, consisting of $147,245,709 gross unrealized appreciation and $38,764,114 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

47

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s

48

total return performance was at or above the Performance Group median for all periods except for the one- and two-year periods when it was below the median, and the fund’s performance was below the Performance Universe median for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner

49

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board expressed some concern with the fund’s relative performance, particularly in recent periods, and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

50

NOTES

51

NOTES

52

NOTES

53

For More Information

Dreyfus International Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DIISX Class I: DINIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0079SA0417

Dreyfus S&P 500 Index Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus S&P 500 Index Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus S&P 500 Index Fund produced a total return of 13.04%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 13.31% for the same period.2,3

U.S. stocks gained ground amid better-than-expected corporate earnings reports, improving domestic growth prospects, and positive investor sentiment in the wake of the U.S. presidential election. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index by generally fully investing in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 500 stocks in the Index in proportion to their weighting in the Index.

The Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares.

Post-Election Optimism Drove Markets Higher

While political and economic uncertainties caused U.S. equity markets to move lower in the days leading up to the 2016 presidential election, the election’s widely unexpected outcome quickly reenergized investor sentiment. Stocks rose sharply in anticipation of lower corporate taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. As a result, the Index climbed sharply in November and December.

Stocks continued to gain value in early 2017, with better-than-expected corporate earnings, robust labor markets, increased bank lending activity, and encouraging global economic data driving several broad market indices, including the Index, to a series of new highs in January and February. While disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance in March and April, the Index ended the reporting period near an all-time high.

Technology and Financial Stocks Led the Market’s Advance

All 11 of the market sectors that comprise the Index produced positive absolute returns over the reporting period. Results were particularly strong in the information technology sector, where early fears regarding the potential impact of trade policy proposals eased. Instead, positive global economic developments, rising corporate earnings, robust cash reserves, intensifying mergers-and-acquisitions activity, and a proposal to repatriate foreign income at low tax rates drove technology stocks higher. Beneficiaries of these trends included some of the industry group’s largest companies, notably hardware manufacturers such as Apple,

3

DISCUSSION OF FUND PERFORMANCE (continued)

software developers such as Microsoft, and Internet service providers such as Alphabet and Facebook.

Banks led the rally in the financials sector in anticipation of reduced regulatory costs, lower corporate taxes, and increased infrastructure spending. Many banks had reduced costs during the previous downturn, and higher revenues were expected to have a commensurately positive impact on profits. Large capital markets companies and brokerage firms also benefited from these developments. The consumer discretionary sector fared well partly on the strength of media companies that saw a surge in election-related advertising spending and expectations of a less stringent regulatory environment.

On the other hand, the energy sector lagged market averages when oil and gas prices moved mildly higher in early 2017. Geopolitical issues also weighed on some large energy companies, which pulled back from projects in troubled regions of the world. In the telecommunication services sector, weaker-than-expected subscriber growth, lower profit margins, and rising competitive pressures hurt the stock price of industry leader Verizon Communications. Finally, the real estate sector was constrained by rising interest rates, which made dividend-paying stocks less competitive with fixed-income securities. In addition, developers and operators of retail properties and malls were pressured by online competition, weighing on the real estate sector’s results.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to have gained momentum, and corporate earnings have generally continued to come in higher than many analysts expected. However, the market’s currently constructive conditions could be undermined by geopolitical instability and uncertainty surrounding the new presidential administration’s ability to enact its policy proposals into law. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

Expenses paid per $1,000†	$2.64
Ending value (after expenses)	$1,130.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	25,576	[a]	1,081,353
Delphi Automotive	35,441		2,849,456
Ford Motor	506,222		5,806,366
General Motors	174,560		6,046,758
Goodyear Tire & Rubber	31,286		1,133,492
Harley-Davidson	22,920	[a]	1,302,085
			18,219,510
Banks - 6.3%
Bank of America	1,289,199		30,089,905
BB&T	105,277		4,545,861
Citigroup	356,147		21,055,411
Citizens Financial Group	65,703		2,411,957
Comerica	21,828		1,543,240
Fifth Third Bancorp	99,233		2,424,262
Huntington Bancshares	144,228		1,854,772
JPMorgan Chase & Co.	459,459		39,972,933
KeyCorp	136,288		2,485,893
M&T Bank	20,117		3,126,383
People's United Financial	37,894	[a]	662,008
PNC Financial Services Group	63,010		7,545,447
Regions Financial	153,005		2,103,819
SunTrust Banks	63,277		3,594,766
U.S. Bancorp	204,385		10,480,863
Wells Fargo & Co.	579,107		31,179,121
Zions Bancorporation	25,186		1,008,196
			166,084,837
Capital Goods - 7.3%
3M	76,584		14,997,445
Acuity Brands	5,793	[a]	1,020,147
Allegion	13,083		1,028,847
AMETEK	29,480		1,686,256
Arconic	57,034		1,558,739
Boeing	73,148		13,519,945
Caterpillar	75,159		7,685,759
Cummins	20,160		3,042,950
Deere & Co.	37,693		4,206,916
Dover	19,967		1,574,997

6

Common Stocks - 99.2% (continued)	Shares		Value ($)
Capital Goods - 7.3% (continued)
Eaton	58,748		4,443,699
Emerson Electric	83,055		5,006,555
Fastenal	37,833	[a]	1,690,378
Flowserve	17,032	[a]	866,418
Fluor	17,672		906,927
Fortive	39,547		2,501,743
Fortune Brands Home & Security	20,432		1,302,336
General Dynamics	36,466		7,066,746
General Electric	1,122,086		32,529,273
Honeywell International	97,736		12,817,099
Illinois Tool Works	39,912		5,511,448
Ingersoll-Rand	33,900		3,008,625
Jacobs Engineering Group	15,972		877,182
Johnson Controls International	121,105		5,034,335
L3 Technologies	10,333		1,774,899
Lockheed Martin	32,024		8,628,867
Masco	42,046		1,556,543
Northrop Grumman	22,344		5,495,730
PACCAR	45,065		3,007,187
Parker-Hannifin	17,155		2,758,524
Pentair	22,372		1,443,218
Quanta Services	18,711	[b]	663,118
Raytheon	37,496		5,819,754
Rockwell Automation	16,550		2,604,142
Rockwell Collins	20,890		2,174,440
Roper Technologies	13,214	[a]	2,889,902
Snap-on	7,624		1,277,249
Stanley Black & Decker	19,737		2,687,193
Textron	34,653		1,616,909
TransDigm Group	6,215	[a]	1,533,427
United Rentals	10,903	[b]	1,195,623
United Technologies	96,196		11,446,362
W.W. Grainger	6,975	[a]	1,344,083
Xylem	22,376		1,150,350
			194,952,285
Commercial & Professional Services - .5%
Cintas	10,786		1,320,961
Equifax	15,663		2,119,361
Nielsen Holdings	43,097		1,772,580

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Commercial & Professional Services - .5% (continued)
Republic Services	30,057		1,893,290
Robert Half International	16,962		781,100
Stericycle	10,906	[b]	930,718
Verisk Analytics	20,247	[b]	1,676,654
Waste Management	51,643		3,758,578
			14,253,242
Consumer Durables & Apparel - 1.2%
Coach	36,427		1,434,860
D.R. Horton	45,032		1,481,102
Garmin	14,505	[a]	737,434
Hanesbrands	48,472	[a]	1,057,174
Hasbro	14,319		1,419,156
Leggett & Platt	18,108		951,394
Lennar, Cl. A	26,269		1,326,585
Mattel	43,997		986,413
Michael Kors Holdings	21,588	[b]	805,880
Mohawk Industries	8,333	[b]	1,956,505
Newell Brands	62,180		2,968,473
NIKE, Cl. B	170,032		9,421,473
PulteGroup	39,109		886,601
PVH	10,477		1,058,491
Ralph Lauren	7,753		625,822
Under Armour, Cl. A	23,416	[a,b]	503,210
Under Armour, Cl. C	23,584	[a,b]	457,765
VF	41,976		2,293,149
Whirlpool	9,733		1,807,223
			32,178,710
Consumer Services - 1.7%
Carnival	53,939		3,331,812
Chipotle Mexican Grill	3,618	[a,b]	1,716,632
Darden Restaurants	15,514		1,321,638
H&R Block	26,814		664,719
Marriott International, Cl. A	40,151		3,791,057
McDonald's	105,187		14,718,817
Royal Caribbean Cruises	21,755		2,319,083
Starbucks	188,764		11,337,166
Wyndham Worldwide	13,585	[a]	1,294,786
Wynn Resorts	10,131	[a]	1,246,214

8

Common Stocks - 99.2% (continued)	Shares		Value ($)
Consumer Services - 1.7% (continued)
Yum! Brands	44,030		2,894,972
			44,636,896
Diversified Financials - 5.1%
Affiliated Managers Group	7,118		1,178,670
American Express	97,058		7,691,846
Ameriprise Financial	20,180		2,580,013
Bank of New York Mellon	132,887		6,253,662
Berkshire Hathaway, Cl. B	244,306	[b]	40,361,794
BlackRock	15,730		6,049,286
Capital One Financial	61,508		4,944,013
CBOE Holdings	11,791		971,696
Charles Schwab	158,031		6,139,504
CME Group	43,861		5,096,210
Discover Financial Services	49,092		3,072,668
E*TRADE Financial	37,030	[b]	1,279,387
Franklin Resources	44,351		1,911,972
Goldman Sachs Group	47,556		10,643,033
Intercontinental Exchange	76,154		4,584,471
Invesco	52,178		1,718,743
Leucadia National	43,495		1,104,338
Moody's	21,734		2,571,567
Morgan Stanley	184,244		7,990,662
Nasdaq	14,795		1,018,932
Navient	34,809		529,097
Northern Trust	27,336		2,460,240
Raymond James Financial	15,668		1,167,579
S&P Global	33,022		4,431,222
State Street	45,820		3,844,298
Synchrony Financial	100,749		2,800,822
T. Rowe Price Group	31,975		2,266,708
			134,662,433
Energy - 6.3%
Anadarko Petroleum	71,451		4,074,136
Apache	48,263	[a]	2,347,512
Baker Hughes	55,074		3,269,743
Cabot Oil & Gas	60,485		1,405,671
Chesapeake Energy	97,124	[a,b]	510,872
Chevron	243,407		25,971,527
Cimarex Energy	12,639		1,474,719

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Energy - 6.3% (continued)
Concho Resources	18,869	[b]	2,389,948
ConocoPhillips	158,455		7,591,579
Devon Energy	67,445		2,663,403
EOG Resources	73,932		6,838,710
EQT	22,914		1,332,220
Exxon Mobil	533,396		43,551,783
Halliburton	110,964		5,091,028
Helmerich & Payne	13,642	[a]	827,251
Hess	35,008	[a]	1,709,441
Kinder Morgan	248,922		5,135,261
Marathon Oil	111,369		1,656,057
Marathon Petroleum	68,839		3,506,659
Murphy Oil	20,858	[a]	546,062
National Oilwell Varco	48,745		1,704,613
Newfield Exploration	26,179	[b]	906,317
Noble Energy	55,345		1,789,304
Occidental Petroleum	97,895		6,024,458
ONEOK	26,669	[a]	1,403,056
Phillips 66	56,389		4,486,309
Pioneer Natural Resources	21,929		3,793,498
Range Resources	22,872		605,879
Schlumberger	179,061		12,998,038
TechnipFMC	60,594	[b]	1,825,697
Tesoro	14,985		1,194,454
Transocean	46,978	[a,b]	518,167
Valero Energy	57,591		3,720,955
Williams Cos.	107,163		3,282,403
			166,146,730
Food & Staples Retailing - 2.0%
Costco Wholesale	56,316		9,997,216
CVS Health	131,636		10,852,072
Kroger	120,873		3,583,884
Sysco	64,901		3,431,316
Walgreens Boots Alliance	109,395		9,467,043
Wal-Mart Stores	193,412		14,540,714
Whole Foods Market	43,084	[a]	1,566,965
			53,439,210
Food, Beverage & Tobacco - 5.3%
Altria Group	249,223		17,889,227

10

Common Stocks - 99.2% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.3% (continued)
Archer-Daniels-Midland	72,832		3,332,064
Brown-Forman, Cl. B	21,918		1,037,160
Campbell Soup	25,851		1,487,467
Coca-Cola	496,686		21,432,001
Conagra Brands	54,122		2,098,851
Constellation Brands, Cl. A	22,603		3,899,922
Dr Pepper Snapple Group	23,552		2,158,541
General Mills	74,130		4,263,216
Hershey	17,690		1,914,058
Hormel Foods	35,747	[a]	1,254,005
J.M. Smucker	14,865		1,883,693
Kellogg	32,041		2,274,911
Kraft Heinz	77,349		6,991,576
McCormick & Co.	15,210		1,519,479
Mead Johnson Nutrition	23,261		2,063,716
Molson Coors Brewing, Cl. B	23,855		2,287,456
Mondelez International, Cl. A	195,792		8,816,514
Monster Beverage	52,101	[b]	2,364,343
PepsiCo	183,444		20,780,536
Philip Morris International	199,432		22,105,043
Reynolds American	107,007		6,901,951
Tyson Foods, Cl. A	36,433		2,341,185
			141,096,915
Health Care Equipment & Services - 5.4%
Abbott Laboratories	221,740		9,676,734
Aetna	42,710		5,768,840
AmerisourceBergen	21,989		1,804,197
Anthem	34,040		6,055,376
Baxter International	63,759		3,550,101
Becton Dickinson & Co.	27,577		5,156,072
Boston Scientific	174,264	[b]	4,597,084
C.R. Bard	9,526		2,929,054
Cardinal Health	40,157		2,914,997
Centene	22,493	[b]	1,673,479
Cerner	37,245	[b]	2,411,614
Cigna	33,546		5,245,588
Cooper	6,361		1,274,299
Danaher	78,170		6,513,906
DaVita	20,769	[b]	1,433,269

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.4% (continued)
Dentsply Sirona	30,137		1,905,864
Edwards Lifesciences	27,454	[b]	3,010,880
Envision Healthcare	15,282	[b]	856,250
Express Scripts Holding	77,499	[b]	4,753,789
HCA Holdings	36,817	[b]	3,100,360
Henry Schein	10,428	[b]	1,812,386
Hologic	36,825	[b]	1,662,649
Humana	19,234		4,269,563
IDEXX Laboratories	11,657	[b]	1,955,229
Intuitive Surgical	4,817	[b]	4,026,386
Laboratory Corporation of America Holdings	13,125	[b]	1,839,469
McKesson	27,583		3,814,453
Medtronic	175,829		14,609,632
Patterson	10,151	[a]	451,618
Quest Diagnostics	17,919		1,890,634
Stryker	40,218		5,484,529
UnitedHealth Group	123,660		21,625,661
Universal Health Services, Cl. B	11,184		1,350,580
Varian Medical Systems	12,560	[b]	1,139,694
Zimmer Biomet Holdings	25,798		3,086,731
			143,650,967
Household & Personal Products - 1.9%
Church & Dwight	31,994		1,584,663
Clorox	16,485		2,203,880
Colgate-Palmolive	113,223		8,156,585
Coty, Cl. A	61,615		1,099,828
Estee Lauder, Cl. A	28,376		2,472,685
Kimberly-Clark	45,557		5,911,021
Procter & Gamble	328,744		28,709,214
			50,137,876
Insurance - 2.7%
Aflac	51,244		3,837,151
Allstate	46,618		3,789,577
American International Group	119,287		7,265,771
Aon	33,540		4,019,434
Arthur J. Gallagher & Co.	23,477		1,310,251
Assurant	7,523		724,014
Chubb	60,409		8,291,135
Cincinnati Financial	19,377		1,396,888

12

Common Stocks - 99.2% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Hartford Financial Services Group	47,481		2,296,181
Lincoln National	29,511		1,945,660
Loews	35,472		1,653,705
Marsh & McLennan Cos.	65,869		4,882,869
MetLife	139,365		7,220,501
Principal Financial Group	35,087		2,285,216
Progressive	74,320		2,951,990
Prudential Financial	55,637		5,954,828
Torchmark	14,153		1,085,677
Travelers	35,744		4,348,615
Unum Group	29,423		1,363,168
Willis Towers Watson	16,468		2,183,986
XL Group	34,091		1,426,708
			70,233,325
Materials - 2.8%
Air Products & Chemicals	28,005		3,934,702
Albemarle	14,918		1,624,719
Avery Dennison	11,975		996,440
Ball	23,191		1,783,156
CF Industries Holdings	31,412		839,957
Dow Chemical	143,198		8,992,834
E.I. du Pont de Nemours & Co.	110,903		8,844,514
Eastman Chemical	18,614		1,484,467
Ecolab	33,873		4,372,666
FMC	16,819		1,231,655
Freeport-McMoRan	172,504	[b]	2,199,426
International Flavors & Fragrances	9,877	[a]	1,368,853
International Paper	52,830		2,851,235
LyondellBasell Industries, Cl. A	43,113		3,654,258
Martin Marietta Materials	8,175		1,800,053
Monsanto	56,171		6,550,100
Mosaic	46,648		1,256,231
Newmont Mining	69,947		2,364,908
Nucor	41,050		2,517,596
PPG Industries	33,660		3,697,214
Praxair	36,432		4,553,271
Sealed Air	24,431		1,075,453
Sherwin-Williams	10,349		3,463,603
Vulcan Materials	16,996		2,054,476

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Materials - 2.8% (continued)
WestRock	32,427		1,736,790
			75,248,577
Media - 3.2%
CBS, Cl. B	48,815		3,249,126
Charter Communications, Cl. A	27,597	[b]	9,525,381
Comcast, Cl. A	608,405		23,843,392
Discovery Communications, Cl. A	21,027	[a,b]	605,157
Discovery Communications, Cl. C	26,384	[b]	738,224
DISH Network, Cl. A	29,458	[b]	1,898,274
Interpublic Group of Companies	52,351		1,233,913
News Corp., Cl. A	50,089		637,132
News Corp., Cl. B	13,543		176,059
Omnicom Group	30,320		2,489,878
Scripps Networks Interactive, Cl. A	11,938		892,007
TEGNA	26,066		664,162
Time Warner	99,360		9,863,467
Twenty-First Century Fox, Cl. A	137,256		4,191,798
Twenty-First Century Fox, Cl. B	64,619		1,929,523
Viacom, Cl. B	44,044		1,874,513
Walt Disney	186,992		21,616,275
			85,428,281
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
AbbVie	204,703		13,498,116
Agilent Technologies	40,870		2,249,894
Alexion Pharmaceuticals	28,652	[b]	3,661,153
Allergan	43,021		10,491,101
Amgen	94,612		15,452,032
Biogen	27,678	[b]	7,506,550
Bristol-Myers Squibb	214,750		12,036,737
Celgene	99,895	[b]	12,391,975
Eli Lilly & Co.	124,619		10,226,235
Gilead Sciences	167,792		11,502,142
Illumina	18,619	[b]	3,441,908
Incyte	22,783	[b]	2,831,471
Johnson & Johnson	349,036		43,095,475
Mallinckrodt	13,729	[b]	644,165
Merck & Co.	352,942		21,998,875
Mettler-Toledo International	3,327	[b]	1,708,148
Mylan	58,481	[b]	2,184,265

14

Common Stocks - 99.2% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.4% (continued)
PerkinElmer	15,120		898,279
Perrigo	18,268	[a]	1,350,736
Pfizer	765,265		25,957,789
Regeneron Pharmaceuticals	9,754	[b]	3,789,331
Thermo Fisher Scientific	50,053		8,275,262
Vertex Pharmaceuticals	32,265	[b]	3,816,949
Waters	10,059	[b]	1,708,924
Zoetis	63,640		3,570,840
			224,288,352
Real Estate - 2.9%
Alexandria Real Estate Equities	10,860	[c]	1,221,859
American Tower	55,208	[c]	6,952,896
Apartment Investment & Management, Cl. A	19,175	[c]	838,715
AvalonBay Communities	17,948	[c]	3,407,248
Boston Properties	19,568	[c]	2,477,309
CBRE Group, Cl. A	37,831	[b,c]	1,354,728
Crown Castle International	46,492	[c]	4,398,143
Digital Realty Trust	20,760	[c]	2,384,078
Equinix	10,136	[c]	4,233,807
Equity Residential	47,427	[c]	3,062,836
Essex Property Trust	8,628	[c]	2,109,287
Extra Space Storage	16,225	[c]	1,225,474
Federal Realty Investment Trust	9,124	[c]	1,194,240
GGP	76,565		1,654,570
HCP	59,010	[c]	1,849,964
Host Hotels & Resorts	94,347	[c]	1,693,529
Iron Mountain	31,892	[c]	1,108,566
Kimco Realty	55,677	[c]	1,129,686
Macerich	16,224	[a,c]	1,012,864
Mid-America Apartment Communities	14,811	[c]	1,469,399
Prologis	67,543	[c]	3,675,015
Public Storage	19,294	[c]	4,039,778
Realty Income	34,196	[a,c]	1,995,337
Regency Centers	18,989	[c]	1,199,725
Simon Property Group	40,991	[c]	6,774,173
SL Green Realty	13,037	[c]	1,367,972
UDR	34,405	[c]	1,284,683
Ventas	45,307	[c]	2,900,101
Vornado Realty Trust	22,306	[c]	2,146,729

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Real Estate - 2.9% (continued)
Welltower	47,400	[c]	3,386,256
Weyerhaeuser	96,282	[c]	3,261,071
			76,810,038
Retailing - 5.6%
Advance Auto Parts	9,728		1,382,738
Amazon.com	50,948	[b]	47,126,391
AutoNation	9,454	[a,b]	397,068
AutoZone	3,621	[b]	2,506,420
Bed Bath & Beyond	20,596		798,095
Best Buy	34,735	[a]	1,799,620
CarMax	24,176	[a,b]	1,414,296
Dollar General	33,269		2,418,989
Dollar Tree	30,782	[b]	2,547,826
Expedia	16,039		2,144,735
Foot Locker	16,513		1,277,115
Gap	27,131		710,832
Genuine Parts	19,281		1,774,238
Home Depot	156,600		24,445,260
Kohl's	22,309	[a]	870,720
L Brands	30,795		1,626,284
LKQ	40,520	[b]	1,265,845
Lowe's	111,098		9,429,998
Macy's	41,143		1,202,198
Netflix	55,193	[b]	8,400,375
Nordstrom	14,669	[a]	708,073
O'Reilly Automotive	11,656	[b]	2,892,436
Priceline Group	6,312	[b]	11,657,128
Ross Stores	51,708		3,361,020
Signet Jewelers	9,198	[a]	605,596
Staples	81,351		794,799
Target	71,014		3,966,132
The TJX Companies	84,389		6,636,351
Tiffany & Co.	14,304		1,310,962
Tractor Supply	17,260		1,068,567
TripAdvisor	15,284	[a,b]	687,933
Ulta Beauty	7,506	[b]	2,112,489
			149,340,529
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices	95,002	[a,b]	1,263,527

16

Common Stocks - 99.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.3% (continued)
Analog Devices	47,192		3,596,030
Applied Materials	138,200		5,612,302
Broadcom	51,482		11,367,740
Intel	607,766		21,970,741
KLA-Tencor	20,636		2,026,868
Lam Research	21,332		3,089,940
Microchip Technology	28,503	[a]	2,154,257
Micron Technology	134,919	[b]	3,733,209
NVIDIA	76,213		7,949,016
Qorvo	17,156	[a,b]	1,167,123
QUALCOMM	189,584		10,188,244
Skyworks Solutions	23,702	[a]	2,364,037
Texas Instruments	128,294		10,158,319
Xilinx	32,334		2,040,599
			88,681,952
Software & Services - 13.3%
Accenture, Cl. A	79,884		9,689,929
Activision Blizzard	89,951		4,699,940
Adobe Systems	63,566	[b]	8,501,317
Akamai Technologies	22,032	[b]	1,342,630
Alliance Data Systems	7,043		1,758,144
Alphabet, Cl. A	38,211	[b]	35,326,834
Alphabet, Cl. C	38,002	[b]	34,428,292
Autodesk	24,922	[b]	2,244,725
Automatic Data Processing	58,377		6,099,813
CA	40,858		1,341,368
Citrix Systems	20,654	[b]	1,671,735
Cognizant Technology Solutions, Cl. A	77,812	[b]	4,686,617
CSRA	17,557		510,558
DXC Technology	36,904		2,780,347
eBay	129,212	[b]	4,316,973
Electronic Arts	40,114	[b]	3,803,609
Facebook, Cl. A	302,959	[b]	45,519,590
Fidelity National Information Services	41,930		3,530,087
Fiserv	27,305	[b]	3,253,118
Gartner	11,741	[b]	1,339,531
Global Payments	19,107		1,562,188
International Business Machines	110,312		17,681,910
Intuit	31,628		3,960,142

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Software & Services - 13.3% (continued)
MasterCard, Cl. A	121,004		14,075,185
Microsoft	994,281		68,068,477
Oracle	385,109		17,314,501
Paychex	40,487		2,400,069
PayPal Holdings	143,835	[b]	6,863,806
Red Hat	22,911	[b]	2,018,001
salesforce.com	85,149	[b]	7,333,032
Symantec	81,536		2,578,984
Synopsys	19,453	[b]	1,433,686
Teradata	15,653	[b]	456,755
Total System Services	20,503		1,175,027
VeriSign	11,606	[a,b]	1,032,006
Visa, Cl. A	238,831		21,786,164
Western Union	62,612	[a]	1,243,474
Yahoo!	112,324	[b]	5,415,140
			353,243,704
Technology Hardware & Equipment - 5.7%
Amphenol, Cl. A	39,086		2,826,309
Apple	675,165		96,987,452
Cisco Systems	643,725		21,931,711
Corning	121,392		3,502,159
F5 Networks	8,265	[b]	1,067,259
FLIR Systems	18,114		665,327
Harris	16,204		1,813,066
Hewlett Packard Enterprise	215,212		4,009,400
HP	220,760		4,154,703
Juniper Networks	50,814		1,527,977
Motorola Solutions	20,746		1,783,534
NetApp	34,903		1,390,885
Seagate Technology	37,135		1,564,498
TE Connectivity	45,700		3,535,809
Western Digital	37,463		3,336,829
Xerox	115,087		827,476
			150,924,394
Telecommunication Services - 2.2%
AT&T	789,846		31,301,597
CenturyLink	72,035	[a]	1,849,138
Level 3 Communications	37,953	[b]	2,306,024

18

Common Stocks - 99.2% (continued)	Shares		Value ($)
Telecommunication Services - 2.2% (continued)
Verizon Communications	524,101		24,061,477
			59,518,236
Transportation - 2.2%
Alaska Air Group	16,343	[a]	1,390,626
American Airlines Group	66,000		2,812,920
CH Robinson Worldwide	18,536	[a]	1,347,567
CSX	118,590		6,029,116
Delta Air Lines	93,396		4,243,914
Expeditors International of Washington	22,840		1,281,096
FedEx	31,403		5,957,149
J.B. Hunt Transport Services	10,965		983,122
Kansas City Southern	13,863		1,248,640
Norfolk Southern	37,127		4,362,051
Ryder System	6,830		463,825
Southwest Airlines	78,622		4,420,129
Union Pacific	104,462		11,695,566
United Continental Holdings	37,519	[b]	2,634,209
United Parcel Service, Cl. B	88,430		9,502,688
			58,372,618
Utilities - 3.2%
AES	81,360		920,182
Alliant Energy	30,173		1,186,402
Ameren	32,219		1,762,057
American Electric Power	63,464		4,304,763
American Water Works	23,635		1,885,128
CenterPoint Energy	54,022		1,541,248
CMS Energy	36,649		1,663,865
Consolidated Edison	38,801		3,076,143
Dominion Resources	80,454		6,229,553
DTE Energy	22,790		2,383,606
Duke Energy	90,304		7,450,080
Edison International	41,945		3,354,342
Entergy	23,073		1,759,547
Eversource Energy	40,845		2,426,193
Exelon	119,289		4,130,978
FirstEnergy	55,491		1,661,401
NextEra Energy	59,948		8,006,655
NiSource	43,316		1,050,413
NRG Energy	38,416		649,230

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Utilities - 3.2% (continued)
PG&E	65,158		4,368,844
Pinnacle West Capital	13,865		1,179,773
PPL	89,133		3,396,859
Public Service Enterprise Group	65,969		2,905,934
SCANA	18,968		1,257,768
Sempra Energy	32,238		3,643,539
Southern	128,235		6,386,103
WEC Energy Group	40,109		2,427,397
Xcel Energy	64,472		2,904,464
			83,912,467
Total Common Stocks (cost $879,132,538)			2,635,462,084
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.74%, 6/15/17 (cost $1,198,884)	1,200,000	[d]	1,199,024
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $20,489,572)	20,489,572	[e]	20,489,572
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $19,772,372)	19,772,372	[e]	19,772,372
Total Investments (cost $920,593,366)	100.7%		2,676,923,052
Liabilities, Less Cash and Receivables	(.7%)		(19,020,634)
Net Assets	100.0%		2,657,902,418

a Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $51,731,714 and the value of the collateral held by the fund was $53,537,731, consisting of cash collateral of $19,772,372 and U.S. Government & Agency securities valued at $33,765,359.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open futures contracts.

e Investment in affiliated money market mutual fund.

20

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.3
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Capital Goods	7.3
Energy	6.3
Banks	6.3
Technology Hardware & Equipment	5.7
Retailing	5.6
Health Care Equipment & Services	5.4
Food, Beverage & Tobacco	5.3
Diversified Financials	5.1
Semiconductors & Semiconductor Equipment	3.3
Media	3.2
Utilities	3.2
Real Estate	2.9
Materials	2.8
Insurance	2.7
Telecommunication Services	2.2
Transportation	2.2
Food & Staples Retailing	2.0
Household & Personal Products	1.9
Consumer Services	1.7
Short-Term/Money Market Investments	1.5
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.5
100.7

† Based on net assets.

See notes to financial statements.

21

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation ($)

Futures Long
Standard & Poor's 500 E-mini	200	23,805,000	June 2017	253,715
Gross Unrealized Appreciation				253,715

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $51,731,714)—Note 1(b):
Unaffiliated issuers	880,331,422	2,636,661,108
Affiliated issuers	40,261,944	40,261,944
Cash		1,622,699
Dividends and securities lending income receivable		2,590,507
Receivable for shares of Common Stock subscribed		234,417
Other assets		51,479
		2,681,422,154
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,066,088
Liability for securities on loan—Note 1(b)		19,772,372
Payable for shares of Common Stock redeemed		2,620,086
Payable for futures variation margin—Note 4		57,017
Interest payable—Note 2		673
Accrued expenses		3,500
		23,519,736
Net Assets ($)		2,657,902,418
Composition of Net Assets ($):
Paid-in capital		859,743,321
Accumulated undistributed investment income—net		11,351,490
Accumulated net realized gain (loss) on investments		30,224,206
Accumulated net unrealized appreciation (depreciation) on investments (including $253,715 net unrealized appreciation on futures)		1,756,583,401
Net Assets ($)		2,657,902,418
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		51,053,745
Net Asset Value Per Share ($)		52.06

See notes to financial statements.

23

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	26,833,295
Affiliated issuers	46,280
Income from securities lending—Note 1(b)	48,344
Interest	3,551
Total Income	26,931,470
Expenses:
Management fee—Note 3(a)	3,236,390
Shareholder servicing costs—Note 3(b)	3,236,390
Directors’ fees—Note 3(a,c)	107,047
Loan commitment fees—Note 2	27,588
Interest expense—Note 2	680
Total Expenses	6,608,095
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(107,047)
Net Expenses	6,501,048
Investment Income—Net	20,430,422
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	65,437,255
Net realized gain (loss) on futures	2,304,853
Net Realized Gain (Loss)	67,742,108
Net unrealized appreciation (depreciation) on investments	227,827,065
Net unrealized appreciation (depreciation) on futures	630,750
Net Unrealized Appreciation (Depreciation)	228,457,815
Net Realized and Unrealized Gain (Loss) on Investments	296,199,923
Net Increase in Net Assets Resulting from Operations	316,630,345

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	20,430,422	43,471,415
Net realized gain (loss) on investments	67,742,108	216,335,827
Net unrealized appreciation (depreciation) on investments	228,457,815	(160,662,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	316,630,345	99,144,423
Distributions to Shareholders from ($):
Investment income—net	(43,501,162)	(44,703,136)
Net realized gain on investments	(211,029,813)	(150,090,899)
Total Distributions	(254,530,975)	(194,794,035)
Capital Stock Transactions ($):
Net proceeds from shares sold	254,255,650	484,041,087
Distributions reinvested	249,887,372	191,696,924
Cost of shares redeemed	(387,065,132)	(872,598,053)
Increase (Decrease) in Net Assets from Capital Stock Transactions	117,077,890	(196,860,042)
Total Increase (Decrease) in Net Assets	179,177,260	(292,509,654)
Net Assets ($):
Beginning of Period	2,478,725,158	2,771,234,812
End of Period	2,657,902,418	2,478,725,158
Undistributed investment income—net	11,351,490	34,422,230
Capital Share Transactions (Shares):
Shares sold	4,941,313	9,761,306
Shares issued for distributions reinvested	5,108,845	3,891,683
Shares redeemed	(7,560,864)	(17,490,556)
Net Increase (Decrease) in Shares Outstanding	2,489,294	(3,837,567)

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended April 30, 2017		Year Ended October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	51.04	52.88	54.00	47.94	39.13	34.90
Investment Operations:
Investment income—net[a]	.40	.84	.83	.77	.75	.63
Net realized and unrealized gain (loss) on investments	5.92	1.11	1.68	7.05	9.32	4.38
Total from Investment Operations	6.32	1.95	2.51	7.82	10.07	5.01
Distributions:
Dividends from investment income—net	(.91)	(.87)	(.83)	(.74)	(.71)	(.56)
Dividends from net realized gain on investments	(4.39)	(2.92)	(2.80)	(1.02)	(.55)	(.22)
Total Distributions	(5.30)	(3.79)	(3.63)	(1.76)	(1.26)	(.78)
Net asset value, end of period	52.06	51.04	52.88	54.00	47.94	39.13
Total Return (%)	13.04[b]	3.95	4.70	16.71	26.56	14.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.58[c]	1.68	1.59	1.54	1.75	1.71
Portfolio Turnover Rate	1.21[b]	4.25	3.72	3.56	2.92	3.20
Net Assets, end of period ($ x 1,000)	2,657,902	2,478,725	2,771,235	2,894,071	2,755,400	2,326,901

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

28

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Domestic Common Stocks†	2,618,155,018	-	-	2,618,155,018

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($) (continued)
Equity Securities—Foreign Common Stocks†	17,307,066	-	-	17,307,066
Registered Investment Companies	40,261,944	-	-	40,261,944
U.S. Treasury	-	1,199,024	-	1,199,024
Other Financial Instruments:
Futures††	253,715	-	-	253,715

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the

30

borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $10,725 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	29,140,371	157,318,676	165,969,475	20,489,572.8
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	7,299,157	113,182,593	100,709,378	19,772,372.7
Total	36,439,528	270,501,269	266,678,853	40,261,944	1.5

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $47,619,236 and long-term capital gains $147,174,799. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017 was approximately $72,900 with a related weighted average annualized interest rate of 1.88%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $107,047.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of

32

the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, the fund was charged $3,236,390 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $541,623 and Shareholder Services Plan fees $541,624, which are offset against an expense reimbursement currently in effect in the amount of $17,159.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2017, amounted to $31,254,096 and $135,817,101, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	26,808,349

At April 30, 2017, accumulated net unrealized appreciation on investments was $1,756,329,686, consisting of $1,779,057,327 gross unrealized appreciation and $22,727,641 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was executed in a two-step transaction: shares were repurchased by Tribune in a tender offer in June 2007 and then in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases were consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)).

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune

34

Co. v. FitzSimons, et al., Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”). The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but did not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL that applied to most, but not all, of the cases in the Tribune MDL. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL. The fund was a defendant in at least one of the dismissed cases. The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. On March 29, 2016, the Second Circuit issued its decision on the appeal and cross-appeal. A panel of three judges unanimously affirmed the dismissal on the ground that the plaintiffs’ claims were preempted by section 546(e) of the Bankruptcy Code. On April 12, 2016, the plaintiffs/appellants filed a petition with the Second Circuit requesting rehearing of the appeal by the same panel of judges and/or rehearing en banc by all judges on the Second Circuit. On July 22, 2016, the Second Circuit denied both requests for rehearing. On September 9, 2016, Plaintiffs filed a petition for certiorari with the U.S. Supreme Court. A brief in opposition to the petition was

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

filed on behalf of defendants on October 24, 2016. Plaintiffs filed a reply brief on November 4, 2016. As of May 30, 2017, the Supreme Court had not ruled on the petition.

In the FitzSimons case, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014 and briefing was completed in July 2014. On January 9, 2017, Judge Sullivan entered an order granting the “global” motion and dismissing the claim against all the Shareholder Defendants. On February 2, 2017, the plaintiff filed a request to seek leave to appeal with the court. On February 23, 2017, the Court entered an order stating that it would permit the Plaintiff to make an interlocutory appeal of the dismissal of the claim, but only after the Court decided other pending motions to dismiss that do not involve the Shareholder Defendants. As of May 30, 2017, the Court had not decided those other motions.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

36

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with

38

increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar

39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

40

NOTES

41

For More Information

Dreyfus S&P 500 Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0078SA0417

Dreyfus Smallcap Stock Index Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Smallcap Stock Index Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Smallcap Stock Index Fund’s Class I shares produced a total return of 18.47%, and its Investor shares returned 18.38%.1 In comparison, the S&P SmallCap 600® Index (the “Index”), the fund’s benchmark, produced an 18.64% total return for the same period.2,3

Small-cap stocks gained ground amid better-than-expected corporate earnings reports, improving domestic growth prospects, and positive investor sentiment in the wake of the U.S. presidential election. The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

As of August 31, 2016, existing fund shares were renamed Investor shares and Class I shares were added as a new share class of the fund.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index by generally investing in a representative sample of stocks included in the Index and in futures whose performance is tied to the Index. The fund expects to invest in approximately 500 or more of the stocks in the Index. However, at times, the fund may be fully invested in all the stocks that comprise the Index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index does.

The Index is an unmanaged index composed of 600 domestic stocks. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors).

Post-Election Optimism Drove Markets Higher

While political and economic uncertainties caused U.S. equity markets to move lower in the days leading up the 2016 presidential election, the election’s widely unexpected outcome quickly reenergized investor sentiment. Stocks rose sharply in anticipation of lower corporate taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. As a result, the Index climbed sharply in November and December.

Stocks continued to gain value in early 2017, with better-than-expected corporate earnings, robust labor markets, increased bank lending activity, and encouraging global economic data driving several broad market indices, including the Index, to new highs over the first two months of the year. While disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance in March and April, the Index ended the reporting period with solid double-digit gains.

Industrial and Financial Stocks Led the Market’s Advance

Small-cap stocks generally produced higher returns than their large- and mid-cap counterparts over the reporting period, in part due to government policy proposals that are expected to benefit domestically oriented companies more than larger companies with significant exposure to international markets. Results were particularly strong in the industrials sector, where machinery

3

DISCUSSION OF FUND PERFORMANCE (continued)

stocks fared well in anticipation of greater infrastructure spending and economic growth. Professional services firms also gained value due to robust employment trends in the growing U.S. economy.

In the financial, sector, banks led the market rally in anticipation of reduced regulatory costs, higher lending volumes, and lower corporate taxes. Smaller capital markets companies and brokerage firms benefited from rising financial markets and higher assets under management, while insurers proved able to boost premiums. In the information technology sector, early fears regarding the potential impact of trade policy proposals eased. In addition, many technology companies reported better-than-expected quarterly earnings, electronic equipment producers participated in positive trends in laser technology and other innovations, and semiconductor manufacturers achieved more consistent inventory cycles and encountered heightened mergers-and-acquisitions activity.

The energy sector was the only segment of the Index to produce negative absolute returns during the reporting period. Small-cap energy companies lost a degree of value amid concerns regarding changes in U.S. trade policy, particularly the potential for a renegotiation or termination of the North American Free Trade Agreement (NAFTA). In addition, coal producers continued to struggle with competition from lower-cost natural gas, and shale oil-and-gas producers were hurt by higher prices for the materials used in hydraulic fracturing. While the utilities and real estate sectors produced mildly positive absolute returns, they lagged Index averages when investors turned away from relatively defensive, income-oriented investments.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. and global economic recoveries appear to have gained momentum, and corporate earnings have continued to come in higher than many analysts expected. However, the market’s currently constructive conditions could be undermined by geopolitical instability and uncertainty surrounding the new presidential administration’s ability to enact its policy proposals into law. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Investor Shares	Class I
Expenses paid per $1,000†	$2.71	$1.35
Ending value (after expenses)	$1,183.80	$1,184.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Investor Shares	Class I
Expenses paid per $1,000†	$2.51	$1.25
Ending value (after expenses)	$1,022.32	$1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - 1.9%
American Axle & Manufacturing Holdings	280,355	[a]	4,931,444
Cooper-Standard Holding	64,901	[a]	7,338,356
Dorman Products	100,123	[a]	8,325,227
Fox Factory Holding	91,200	[a]	2,740,560
Gentherm	107,499	[a]	3,993,588
LCI Industries	83,493		8,445,317
Motorcar Parts of America	46,721	[a]	1,416,581
Standard Motor Products	67,862		3,449,425
Superior Industries International	74,349		1,617,091
Winnebago Industries	80,489		2,310,034
			44,567,623
Banks - 10.4%
Ameris Bancorp	130,457		6,144,525
Astoria Financial	268,012		5,464,765
Banc of California	189,391		4,109,785
Bank Mutual	165,021		1,518,193
Banner	75,780		4,183,056
BofI Holding	176,161	[a]	4,208,486
Boston Private Financial Holdings	304,398		4,748,609
Brookline Bancorp	234,519		3,412,251
Central Pacific Financial	123,770		3,871,526
City Holding	40,916		2,908,718
Columbia Banking System	200,982		7,940,799
Community Bank System	147,050		8,227,447
Customers Bancorp	109,863	[a]	3,398,063
CVB Financial	348,838		7,513,971
Dime Community Bancshares	130,379		2,535,872
Fidelity Southern	42,671		960,951
First BanCorp	637,189	[a]	3,746,671
First Commonwealth Financial	333,137		4,300,799
First Financial Bancorp	219,462		6,068,124
First Financial Bankshares	204,816		8,182,399
First Midwest Bancorp	243,738		5,535,290
First NBC Bank Holding	37,968	[a]	100,615
Glacier Bancorp	252,411		8,526,444
Great Western Bancorp	199,532		8,220,718
Hanmi Financial	129,708		3,768,017

6

Common Stocks - 99.7% (continued)	Shares		Value ($)
Banks - 10.4% (continued)
Home BancShares	406,344		10,341,455
HomeStreet	86,406	[a]	2,246,556
Hope Bancorp	417,095		7,637,009
Independent Bank	92,312		5,843,350
LegacyTexas Financial Group	128,161		4,845,767
LendingTree	19,980	[a]	2,815,182
National Bank Holdings, Cl. A	103,445		3,265,759
NBT Bancorp	145,155	[b]	5,542,018
Northfield Bancorp	174,848		3,213,706
Northwest Bancshares	298,208	[b]	4,813,077
OFG Bancorp	204,966		2,398,102
Old National Bancorp	459,909		7,726,471
Opus Bank	51,252		1,155,733
Oritani Financial	149,961		2,541,839
Pinnacle Financial Partners	143,845		9,206,080
Provident Financial Services	180,056		4,625,639
S&T Bancorp	98,465		3,540,801
ServisFirst Bancshares	132,020		4,990,356
Simmons First National, Cl. A	87,080		4,758,922
Southside Bancshares	89,794		3,117,648
Sterling Bancorp	439,940		10,228,605
Tompkins Financial	43,267		3,576,883
TrustCo Bank	326,810		2,598,140
United Community Banks	208,352		5,698,427
Walker & Dunlop	107,550	[a]	4,823,617
Westamerica Bancorporation	76,563	[b]	4,212,496
			245,359,732
Capital Goods - 10.8%
AAON	138,197		5,064,920
AAR	102,233		3,679,366
Actuant, Cl. A	169,924		4,638,925
Aegion	114,072	[a]	2,603,123
Aerojet Rocketdyne Holdings	215,023	[a]	4,818,665
Aerovironment	44,025	[a]	1,257,794
Alamo Group	38,591		3,051,004
Albany International, Cl. A	83,474		4,069,357
American Woodmark	47,137	[a]	4,331,890
Apogee Enterprises	100,689	[b]	5,487,550
Applied Industrial Technologies	125,093		8,005,952

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Capital Goods - 10.8% (continued)
Astec Industries	73,756		4,672,443
Axon Enterprise	183,423	[a]	4,508,537
AZZ	76,357		4,508,881
Barnes Group	170,464		9,370,406
Briggs & Stratton	116,298		2,906,287
Chart Industries	108,402	[a]	3,957,757
CIRCOR International	53,248		3,552,174
Comfort Systems USA	128,285		4,708,059
Cubic	83,454		4,331,263
DXP Enterprises	40,282	[a]	1,469,487
Encore Wire	70,042		3,095,856
Engility Holdings	61,337	[a]	1,738,904
EnPro Industries	61,135		4,319,188
ESCO Technologies	74,493		4,383,913
Federal Signal	225,868		3,525,799
Franklin Electric	124,370		5,111,607
General Cable	161,531		2,907,558
Gibraltar Industries	120,458	[a]	4,727,976
Griffon	99,869		2,396,856
Harsco	294,688	[a]	3,845,678
Hillenbrand	219,481		8,098,849
Insteel Industries	54,724		1,904,942
John Bean Technologies	97,553		8,648,073
Kaman	84,503		4,056,989
Lindsay	28,409		2,467,606
Lydall	65,385	[a]	3,426,174
Mercury Systems	145,090	[a]	5,423,464
Moog, Cl. A	115,489	[a]	7,928,320
Mueller Industries	188,886		6,051,907
MYR Group	67,978	[a]	2,872,750
National Presto Industries	12,282		1,281,627
Orion Marine Group	73,747	[a]	556,790
Patrick Industries	53,543	[a]	3,804,230
PGT	121,622	[a]	1,325,680
Powell Industries	37,082		1,278,958
Proto Labs	81,694	[a]	4,738,252
Quanex Building Products	117,846		2,404,058
Raven Industries	121,425		3,764,175
Simpson Manufacturing	140,580		5,863,592

8

Common Stocks - 99.7% (continued)	Shares		Value ($)
Capital Goods - 10.8% (continued)
SPX	148,862	[a]	3,581,620
SPX FLOW	125,091	[a]	4,520,789
Standex International	39,130		3,676,263
Tennant	59,266		4,341,234
The Greenbrier Companies	95,898		4,166,768
Titan International	125,092		1,339,735
Trex	101,300	[a]	7,414,147
Triumph Group	160,511		4,205,388
Universal Forest Products	71,480		6,811,329
Veritiv	25,755	[a]	1,330,246
Vicor	17,403	[a]	313,254
Wabash National	225,774		5,143,132
Watts Water Technologies, Cl. A	100,069		6,224,292
			256,011,808
Commercial & Professional Services - 5.5%
ABM Industries	169,371		7,315,133
Brady, Cl. A	167,989		6,543,172
Essendant	129,871		2,168,846
Exponent	85,321		5,217,379
Healthcare Services Group	225,387		10,347,517
Heidrick & Struggles International	54,834		1,178,931
Insperity	68,826		6,287,255
Interface	234,612		4,668,779
Kelly Services, Cl. A	118,939		2,654,718
Korn/Ferry International	166,948		5,409,115
LSC Communications	102,756		2,658,298
Matthews International, Cl. A	106,749		7,317,644
Mobile Mini	123,099		3,532,941
Multi-Color	44,634		3,427,891
Navigant Consulting	179,814	[a]	4,310,142
On Assignment	166,833	[a]	8,636,944
R.R. Donnelley & Sons Co.	206,084		2,590,476
Resources Connection	108,603		1,509,582
Team	87,280	[a]	2,347,832
Tetra Tech	172,353		7,574,914
The Brink's Company	145,935		8,960,409
TrueBlue	159,077	[a]	4,350,756
UniFirst	45,753		6,368,818
US Ecology	61,855		2,916,463

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.5% (continued)
Viad	66,843		3,021,304
WageWorks	112,956	[a]	8,336,153
			129,651,412
Consumer Durables & Apparel - 3.8%
Callaway Golf	345,143		4,089,945
Cavco Industries	24,094	[a]	2,861,163
Crocs	233,582	[a]	1,455,216
Ethan Allen Interiors	92,016		2,742,077
Fossil Group	135,584	[a]	2,338,824
G-III Apparel Group	134,022	[a]	3,176,321
Iconix Brand Group	163,334	[a]	1,143,338
Installed Building Products	67,489	[a]	3,600,538
iRobot	98,057	[a]	7,819,065
La-Z-Boy	185,809		5,184,071
LGI Homes	40,169	[a]	1,278,579
M.D.C. Holdings	138,330		4,289,613
M/I Homes	81,935	[a]	2,225,355
Meritage Homes	120,158	[a]	4,680,154
Movado Group	54,271		1,269,941
Nautilus	106,820	[a]	1,944,124
Oxford Industries	49,308		2,858,878
Perry Ellis International	53,824	[a]	1,104,468
Steven Madden	192,011	[a]	7,306,019
Sturm Ruger & Co.	68,878		4,163,675
TopBuild	131,447	[a]	6,728,772
Unifi	30,318	[a]	851,026
Universal Electronics	40,638	[a]	2,816,213
Vera Bradley	122,588	[a]	1,121,680
Vista Outdoor	157,124	[a]	3,073,345
William Lyon Homes, Cl. A	75,158	[a]	1,653,476
Wolverine World Wide	325,473		7,847,154
			89,623,030
Consumer Services - 3.7%
American Public Education	54,730	[a]	1,209,533
Belmond, Cl. A	235,104	[a]	2,915,290
Biglari Holdings	3,508	[a]	1,496,618
BJ's Restaurants	76,726	[a]	3,460,343
Bob Evans Farms	59,232	[b]	3,953,144
Boyd Gaming	297,467	[a]	6,746,552

10

Common Stocks - 99.7% (continued)	Shares		Value ($)
Consumer Services - 3.7% (continued)
Capella Education	39,064		3,722,799
Career Education	225,878	[a]	2,292,662
Chuy's Holdings	41,206	[a]	1,227,939
Dave & Buster's Entertainment	125,299	[a]	8,020,389
DineEquity	62,859		3,554,048
El Pollo Loco Holdings	66,016	[a]	828,501
Fiesta Restaurant Group	83,725	[a]	2,038,704
ILG	319,455		7,702,060
Marcus	68,456		2,313,813
Marriott Vacations Worldwide	75,527		8,321,565
Monarch Casino & Resort	37,681	[a]	1,110,459
Penn National Gaming	270,453	[a]	4,997,971
Red Robin Gourmet Burgers	32,479	[a]	1,908,141
Regis	80,330	[a]	876,400
Ruby Tuesday	150,203	[a]	383,018
Ruth's Hospitality Group	108,601		2,161,160
Scientific Games, Cl. A	174,252	[a]	4,138,485
Shake Shack, Cl. A	51,507	[a]	1,748,148
Sonic	157,553		4,235,025
Strayer Education	33,542		2,908,427
Wingstop	91,676		2,698,025
			86,969,219
Diversified Financials - 3.1%
Capstead Mortgage	289,004	[c]	3,219,505
Donnelley Financial Solutions	94,508		2,099,968
Encore Capital Group	61,710	[a]	2,058,029
Enova International	124,900	[a]	1,773,580
Evercore Partners, Cl. A	137,921		10,171,674
EZCORP, Cl. A	131,952	[a]	1,194,166
Financial Engines	175,207		7,446,297
FirstCash	145,027		7,534,153
Green Dot, Cl. A	140,980	[a]	4,834,204
Greenhill & Co.	109,825		2,778,573
Interactive Brokers Group, Cl. A	203,843		7,099,852
INTL. FCStone	49,845	[a]	1,861,711
Investment Technology Group	69,235		1,378,469
Piper Jaffray	48,720		3,049,872
PRA Group	146,815	[a]	4,727,443
Virtus Investment Partners	22,184		2,360,378

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Diversified Financials - 3.1% (continued)
Waddell & Reed Financial, Cl. A	275,940		4,964,161
WisdomTree Investments	375,805		3,137,972
World Acceptance	30,257	[a]	1,600,595
			73,290,602
Energy - 2.9%
Archrock	235,593		2,779,997
Atwood Oceanics	275,014	[a]	2,153,360
Bill Barrett	319,368	[a]	1,226,373
Bristow Group	99,249		1,326,959
CARBO Ceramics	64,206	[a]	441,095
Carrizo Oil & Gas	213,133	[a]	5,360,295
Cloud Peak Energy	234,841	[a]	791,414
Contango Oil & Gas	113,784	[a]	814,693
Denbury Resources	1,381,537	[a]	3,067,012
Era Group	55,725	[a]	708,265
Exterran	95,295	[a]	2,608,224
Geospace Technologies	49,202	[a]	813,801
Green Plains	140,376		3,228,648
Gulf Island Fabrication	45,208		449,820
Helix Energy Solutions Group	420,614	[a]	2,574,158
Hornbeck Offshore Services	143,021	[a,b]	487,702
Matrix Service	86,523	[a]	1,016,645
Newpark Resources	252,175	[a]	1,929,139
Northern Oil and Gas	258,343	[a]	581,272
PDC Energy	175,697	[a]	9,703,745
Pioneer Energy Services	257,652	[a]	785,839
REX American Resources	23,953	[a]	2,267,870
SEACOR Holdings	45,991	[a]	3,019,769
SRC Energy	609,117	[a]	4,592,742
Tesco	139,534	[a]	913,948
TETRA Technologies	393,005	[a]	1,308,707
Tidewater	223,576	[a]	195,964
Unit	200,095	[a]	4,300,042
US Silica Holdings	227,163		9,427,264
			68,874,762
Food & Staples Retailing - .5%
Andersons	71,061		2,654,128
SpartanNash	123,494		4,544,579

12

Common Stocks - 99.7% (continued)	Shares		Value ($)
Food & Staples Retailing - .5% (continued)
SUPERVALU	905,979	[a]	3,714,514
			10,913,221
Food, Beverage & Tobacco - 2.1%
B&G Foods	219,217	[b]	9,207,114
Calavo Growers	57,826		3,793,386
Cal-Maine Foods	82,208		3,103,352
Coca-Cola Bottling Co Consolidated	14,880	[b]	3,152,477
Darling Ingredients	530,034	[a]	8,019,414
J&J Snack Foods	44,568		5,997,961
John B. Sanfilippo & Son	28,321		2,081,594
Sanderson Farms	66,697		7,722,179
Seneca Foods, Cl. A	18,438	[a]	685,894
Universal	90,217		6,626,439
			50,389,810
Health Care Equipment & Services - 7.8%
Abaxis	65,938		2,969,188
Aceto	108,509		1,719,868
Almost Family	25,730	[a]	1,277,495
Amedisys	85,108	[a]	4,612,854
AMN Healthcare Services	152,900	[a,b]	6,245,965
Analogic	42,318		3,040,548
AngioDynamics	155,912	[a]	2,419,754
Anika Therapeutics	51,271	[a]	2,365,131
BioTelemetry	109,395	[a]	3,599,095
Cantel Medical	119,685		8,905,761
Chemed	53,334		10,740,401
Community Health Systems	352,706	[a]	3,036,799
Computer Programs & Systems	12,358	[b]	339,227
CONMED	66,777		3,282,757
CorVel	36,185	[a]	1,610,233
Cross Country Healthcare	115,440	[a]	1,612,697
CryoLife	53,344	[a]	968,194
Diplomat Pharmacy	131,443	[a]	2,050,511
Ensign Group	139,368		2,501,656
Haemonetics	182,952	[a]	7,662,030
HealthEquity	145,403	[a]	6,618,745
HealthStream	59,797	[a]	1,661,759
HMS Holdings	302,614	[a]	6,194,509
ICU Medical	49,084	[a]	7,549,119

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 7.8% (continued)
Inogen	52,293	[a]	4,334,567
Integer Holdings	92,868	[a]	3,412,899
Integra LifeSciences Holdings	206,922	[a]	9,512,204
Invacare	61,130		898,611
Kindred Healthcare	217,748		2,090,381
Landauer	29,920		1,573,792
LHC Group	41,371	[a]	2,238,171
Magellan Health	79,361	[a]	5,460,037
Medidata Solutions	180,529	[a]	11,812,012
Meridian Bioscience	120,398		1,781,890
Merit Medical Systems	149,261	[a]	5,030,096
Natus Medical	125,795	[a]	4,402,825
Neogen	119,630	[a]	7,456,538
Omnicell	109,329	[a]	4,526,221
OraSure Technologies	181,803	[a]	2,383,437
Orthofix International NV	57,203	[a]	2,262,379
PharMerica	95,365	[a]	2,250,614
Providence Service	34,346	[a]	1,511,224
Quality Systems	149,813	[a]	2,136,333
Quorum Health	109,598	[a]	467,983
Select Medical Holdings	359,017	[a]	4,936,484
Surmodics	60,871	[a]	1,390,902
Tivity Health	128,540	[a]	4,318,944
U.S. Physical Therapy	35,970		2,359,632
Varex Imaging	103,447		3,471,681
			185,004,153
Household & Personal Products - .6%
Central Garden & Pet	47,510	[a]	1,795,878
Central Garden & Pet, Cl. A	113,578	[a]	4,001,353
Inter Parfums	52,355		1,986,872
Medifast	44,946		2,081,899
WD-40	48,802		5,116,890
			14,982,892
Insurance - 3.1%
American Equity Investment Life Holding	291,931		6,924,603
AMERISAFE	57,453		3,306,420
eHealth	34,067	[a]	483,070
Employers Holdings	115,089		4,603,560
HCI Group	29,990		1,430,223

14

Common Stocks - 99.7% (continued)	Shares		Value ($)
Insurance - 3.1% (continued)
Horace Mann Educators	117,275		4,532,679
Infinity Property & Casualty	30,358		3,013,032
Maiden Holdings	253,407		3,129,576
Navigators Group	74,248		4,013,104
ProAssurance	175,164		10,842,652
RLI	124,324		7,113,819
Safety Insurance Group	55,225		3,998,290
Selective Insurance Group	181,024		9,558,067
Stewart Information Services	78,776		3,737,133
United Fire Group	60,770		2,673,880
United Insurance Holdings	90,215		1,376,681
Universal Insurance Holdings	135,911		3,540,482
			74,277,271
Materials - 5.8%
A. Schulman	97,968		3,100,687
AdvanSix	94,819		2,584,766
AK Steel Holding	1,039,484	[a]	6,590,329
American Vanguard	113,406		1,899,551
Balchem	96,326		7,817,818
Boise Cascade	115,388	[a]	3,519,334
Calgon Carbon	154,613		2,249,619
Century Aluminum	119,841	[a]	1,634,631
Clearwater Paper	50,955	[a]	2,476,413
Deltic Timber	43,785		3,387,645
Flotek Industries	134,756	[a]	1,618,420
FutureFuel	102,474		1,584,248
Glatfelter	113,168		2,434,244
H.B. Fuller	174,764		9,232,782
Hawkins	33,523		1,713,025
Haynes International	28,258		1,195,031
Headwaters	221,457	[a]	5,261,818
Ingevity	139,017		8,790,045
Innophos Holdings	78,982		3,786,397
Innospec	73,073		4,822,818
Kaiser Aluminum	62,420		5,268,872
KapStone Paper and Packaging	291,669		6,151,299
Koppers Holdings	76,792	[a]	3,259,820
Kraton	91,894	[a]	3,005,853
LSB Industries	57,740	[a]	636,295

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Materials - 5.8% (continued)
Materion	83,910		3,192,775
Myers Industries	79,751		1,299,941
Neenah Paper	61,969		4,855,271
Olympic Steel	49,449		1,115,075
Quaker Chemical	39,028		5,643,449
Rayonier Advanced Materials	182,110		2,412,958
Schweitzer-Mauduit International	111,403		4,795,899
Stepan	64,904		5,503,859
Stillwater Mining	364,777	[a]	6,558,690
SunCoke Energy	222,530	[a]	2,040,600
TimkenSteel	136,788	[a]	2,062,763
Tredegar	89,134		1,528,648
US Concrete	43,946	[a]	2,724,652
			137,756,340
Media - .7%
E.W. Scripps, Cl. A	181,482	[a]	4,043,419
Gannet Company	413,770		3,459,117
New Media Investment Group	167,329		2,202,050
Scholastic	90,241		3,901,118
World Wrestling Entertainment, Cl. A	97,643		2,092,489
			15,698,193
Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Acorda Therapeutics	158,339	[a]	2,557,175
Albany Molecular Research	45,459	[a]	727,799
AMAG Pharmaceuticals	124,774	[a]	3,044,486
Amphastar Pharmaceuticals	142,317	[a]	2,148,987
ANI Pharmaceuticals	24,578	[a]	1,330,161
Cambrex	119,149	[a]	7,071,493
Cytokinetics	134,581	[a]	2,207,128
Depomed	210,720	[a]	2,526,533
Eagle Pharmaceuticals	32,959	[a]	2,985,756
Emergent BioSolutions	114,382	[a]	3,421,166
Enanta Pharmaceuticals	44,951	[a]	1,427,194
Heska	20,337	[a]	2,201,480
Impax Laboratories	252,039	[a]	3,541,148
Innoviva	299,598	[a]	3,530,762
Lannett	92,146	[a]	2,395,796
Ligand Pharmaceuticals	59,989	[a,b]	6,668,977
Luminex	145,818		2,745,753

16

Common Stocks - 99.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 4.2% (continued)
Medicines	223,963	[a]	11,045,855
MiMedx Group	339,725	[a]	4,311,110
Momenta Pharmaceuticals	170,602	[a]	2,448,139
Myriad Genetics	220,229	[a]	4,050,011
Nektar Therapeutics	480,432	[a]	9,113,795
Phibro Animal Health, Cl. A	78,531		2,336,297
Progenics Pharmaceuticals	224,953	[a]	1,781,628
Repligen	99,124	[a]	3,646,772
SciClone Pharmaceuticals	206,128	[a]	1,989,135
Spectrum Pharmaceuticals	268,796	[a]	2,045,538
Sucampo Pharmaceuticals, Cl. A	79,425	[a]	806,164
Supernus Pharmaceuticals	176,844	[a]	5,765,114
			99,871,352
Real Estate - 6.3%
Acadia Realty Trust	261,705	[c]	7,610,381
Agree Realty	72,096	[c]	3,495,214
American Assets Trust	136,619	[c]	5,851,392
Apollo Commercial Real Estate Finance	257,751	[c]	4,972,017
CareTrust	223,319	[c]	3,800,889
CBL & Associates Properties	559,983	[c]	5,179,843
Cedar Realty Trust	228,442	[c]	1,229,018
Chesapeake Lodging Trust	208,655	[c]	4,863,748
CoreSite Realty	105,071	[c]	10,281,197
DiamondRock Hospitality	678,420	[c]	7,469,404
EastGroup Properties	113,273	[c]	8,863,612
Forestar Group	127,451	[a,c]	1,803,432
Four Corners Property Trust	200,482	[c]	4,677,245
Franklin Street Properties	296,527	[c]	3,596,873
Getty Realty	111,292	[c]	2,849,075
Government Properties Income Trust	237,648	[c]	5,066,655
Hersha Hospitality Trust	134,565	[b,c]	2,481,379
HFF, Cl. A	130,244		4,089,662
Kite Realty Group Trust	244,127	[c]	4,970,426
Lexington Realty Trust	713,146	[c]	7,252,695
LTC Properties	138,521	[c]	6,626,845
Parkway	109,185	[c]	2,200,078
Pennsylvania Real Estate Investment Trust	260,333	[c]	3,605,612
PS Business Parks	66,921	[c]	8,133,578
RE/MAX Holdings, Cl. A	56,143		3,320,858

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Real Estate - 6.3% (continued)
Retail Opportunity Investments	329,075	[c]	6,778,945
Sabra Health Care	217,756	[c]	5,920,786
Saul Centers	38,010	[c]	2,282,501
Summit Hotel Properties	336,013	[c]	5,554,295
Universal Health Realty Income Trust	44,826	[c]	3,126,613
Urstadt Biddle Properties, Cl. A	117,726	[c]	2,314,493
			150,268,761
Retailing - 5.4%
Abercrombie & Fitch, Cl. A	210,455	[b]	2,523,355
Asbury Automotive Group	69,554	[a]	4,256,705
Ascena Retail Group	525,327	[a]	2,054,029
Barnes & Noble	197,919		1,692,207
Barnes and Noble Education	124,399	[a]	1,294,994
Big 5 Sporting Goods	92,946		1,431,368
Buckle	100,389		1,877,274
Caleres	158,032		4,554,482
Cato, Cl. A	83,389		1,881,256
Core-Mark Holding	135,429		4,742,724
DSW, Cl. A	219,317		4,522,317
Express	283,419	[a]	2,445,906
Finish Line, Cl. A	156,876		2,480,210
Five Below	178,539	[a]	8,769,836
Francesca's Holdings	156,621	[a]	2,471,479
Fred's, Cl. A	74,884		1,102,292
FTD Companies	62,843	[a]	1,256,860
Genesco	75,860	[a]	4,043,338
Group 1 Automotive	74,483		5,135,603
Guess?	145,892		1,628,155
Haverty Furniture	49,950		1,231,268
Hibbett Sports	68,196	[a]	1,773,096
Kirkland's	50,437	[a]	593,139
Lithia Motors, Cl. A	76,714		7,330,023
Lumber Liquidators Holdings	67,843	[a]	1,665,546
MarineMax	99,266	[a]	2,020,063
Monro Muffler Brake	103,965		5,390,585
NutriSystem	86,224		4,608,673
Ollie's Bargain Outlet Holdings	147,416	[a]	5,646,033
PetMed Express	38,796		896,188
Rent-A-Center	210,162		2,246,632

18

Common Stocks - 99.7% (continued)	Shares		Value ($)
Retailing - 5.4% (continued)
RH	109,354	[a]	5,245,711
Select Comfort	166,925	[a]	5,157,982
Shoe Carnival	48,407		1,228,086
Shutterfly	109,106	[a]	5,662,601
Sonic Automotive, Cl. A	80,343		1,574,723
Stein Mart	53,935		133,219
Tailored Brands	209,085		2,578,018
The Children's Place	64,349		7,387,265
Tile Shop Holdings	127,637		2,725,050
Vitamin Shoppe	89,761	[a]	1,732,387
Zumiez	51,508	[a]	924,569
			127,915,247
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries	135,265	[a]	9,982,557
Brooks Automation	231,933		5,858,628
Cabot Microelectronics	80,980		6,344,783
CEVA	65,985	[a]	2,375,460
Cohu	83,022		1,555,002
Diodes	129,003	[a]	3,017,380
DSP Group	90,548	[a]	1,127,323
Exar	152,045	[a]	1,978,105
Kopin	154,486	[a]	630,303
Kulicke & Soffa Industries	251,690	[a]	5,617,721
MKS Instruments	167,883		13,136,845
Nanometrics	105,999	[a]	3,344,798
Power Integrations	99,915		6,589,394
Rambus	366,873	[a]	4,593,250
Rudolph Technologies	126,634	[a]	3,102,533
Semtech	224,656	[a]	7,672,002
Ultratech	96,119	[a]	2,933,552
Veeco Instruments	116,683	[a]	3,850,539
Xperi	163,712		5,500,723
			89,210,898
Software & Services - 5.0%
8x8	266,911	[a]	3,883,555
Blackbaud	147,929		11,894,971
Blucora	133,270	[a]	2,458,832
Bottomline Technologies	122,952	[a]	2,864,782
CACI International, Cl. A	76,109	[a]	8,980,862

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Software & Services - 5.0% (continued)
Cardtronics, Cl. A	157,762	[a]	6,559,744
CSG Systems International	90,276		3,386,253
DHI Group	168,336	[a]	648,094
Ebix	72,122		4,449,927
ExlService Holdings	115,238	[a]	5,498,005
Forrester Research	35,925		1,456,759
Gigamon	100,772	[a]	3,194,472
Liquidity Services	73,782	[a]	575,500
LivePerson	144,219	[a]	1,016,744
ManTech International, Cl. A	82,901		2,942,986
MicroStrategy, Cl. A	32,541	[a]	6,188,322
Monotype Imaging Holdings	105,453		2,145,969
NIC	237,738		5,075,706
Perficient	146,290	[a]	2,548,372
Progress Software	182,157		5,413,706
Qualys	102,872	[a]	3,950,285
QuinStreet	77,713	[a]	348,154
Shutterstock	69,140	[a]	2,988,922
SPS Commerce	52,931	[a]	2,924,967
Stamps.com	55,951	[a]	5,939,199
SYKES Enterprises	140,743	[a]	4,195,549
Synchronoss Technologies	160,127	[a]	2,562,032
TeleTech Holdings	36,936		1,154,250
TiVo	362,579		7,160,935
VASCO Data Security International	84,774	[a]	1,144,449
Virtusa	78,364	[a]	2,427,717
XO Group	82,868	[a]	1,454,333
			117,434,353
Technology Hardware & Equipment - 6.0%
ADTRAN	131,917		2,638,340
Agilysys	45,484	[a]	450,292
Anixter International	102,201	[a]	8,334,492
Applied Optoelectronics	57,035	[a]	2,816,959
Badger Meter	98,101		3,899,515
Bel Fuse, Cl. B	27,512		665,790
Benchmark Electronics	175,222	[a]	5,554,537
Black Box	72,254		715,315
CalAmp	95,283	[a]	1,709,377
Comtech Telecommunications	34,449		482,630

20

Common Stocks - 99.7% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.0% (continued)
Cray	109,208	[a]	1,954,823
CTS	121,660		2,688,686
Daktronics	137,357		1,299,397
Digi International	105,023	[a]	1,302,285
Electro Scientific Industries	128,028	[a]	893,635
Electronics For Imaging	151,729	[a]	6,946,154
ePlus	35,044	[a]	2,496,885
Fabrinet	105,315	[a]	3,651,271
FARO Technologies	67,622	[a]	2,478,346
Harmonic	153,004	[a]	887,423
II-VI	166,379	[a]	5,515,464
Insight Enterprises	107,236	[a]	4,514,636
Itron	116,552	[a]	7,558,397
Lumentum Holdings	172,154	[a]	7,359,583
Methode Electronics	132,102		5,885,144
MTS Systems	52,593		2,442,945
NETGEAR	117,758	[a]	5,552,290
Oclaro	414,229	[a]	3,317,974
OSI Systems	50,734	[a]	3,926,812
Park Electrochemical	89,991		1,558,644
Plexus	118,595	[a]	6,165,754
Rogers	64,118	[a]	6,600,307
Sanmina	240,394	[a]	8,954,676
ScanSource	96,458	[a]	3,810,091
Super Micro Computer	109,500	[a]	2,671,800
TTM Technologies	319,288	[a]	5,341,688
Viavi Solutions	794,038	[a]	7,940,380
			140,982,737
Telecommunication Services - 1.0%
ATN International	37,072		2,565,012
Cincinnati Bell	126,802	[a]	2,390,218
Cogent Communications Holdings	145,753		6,558,885
Consolidated Communications Holdings	177,645	[b]	4,204,857
General Communication, Cl. A	80,737	[a]	3,022,793
Iridium Communications	275,466	[a]	2,919,940
Lumos Networks	83,264	[a]	1,491,258
Spok Holdings	76,225		1,368,239
			24,521,202

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Transportation - 2.7%
Allegiant Travel	39,535		5,748,389
ArcBest	60,634		1,603,769
Atlas Air Worldwide Holdings	84,126	[a]	4,879,308
Celadon Group	19,310		76,275
Echo Global Logistics	68,393	[a]	1,282,369
Forward Air	111,680		5,938,026
Hawaiian Holdings	190,051	[a]	10,319,769
Heartland Express	176,779		3,556,793
Hub Group, Cl. A	114,432	[a]	4,480,013
Knight Transportation	240,624		8,253,403
Marten Transport	77,084		1,911,683
Matson	124,129		3,934,889
Roadrunner Transportation Systems	141,132	[a]	948,407
Saia	69,373	[a]	3,340,310
SkyWest	183,151		6,813,217
			63,086,620
Utilities - 2.6%
ALLETE	162,740		11,377,153
American States Water	107,385		4,780,780
Avista	220,840		8,908,686
California Water Service Group	140,005		4,998,178
El Paso Electric	143,358		7,397,273
Northwest Natural Gas	82,559		4,920,516
South Jersey Industries	273,904		10,276,878
Spire	147,820		10,133,061
			62,792,525
Total Common Stocks (cost $1,698,380,511)			2,359,453,763
Short-Term Investments - .0%	Principal Amount ($)		Value ($)
U.S. Treasury Bills
0.75%, 6/15/17 (cost $784,267)	785,000	[d]	784,362
Other Investment - .2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,273,211)	4,273,211	[e]	4,273,211

22

Investment of Cash Collateral for Securities Loaned - .0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $111,166)	111,166	[e]	111,166
Total Investments (cost $1,703,549,155)	99.9%		2,364,622,502
Cash and Receivables (Net)	.1%		3,434,954
Net Assets	100.0%		2,368,057,456

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2017, the value of the fund’s securities on loan was $24,730,752 and the value of the collateral held by the fund was $29,715,478, consisting of cash collateral of $111,166 and U.S. Government & Agency securities valued at $29,604,312.

c Investment in real estate investment trust.

d Held by or on behalf of a counterparty for open futures contracts.

e Investment in affiliated money market mutual fund.

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.8
Banks	10.3
Health Care Equipment & Services	7.8
Real Estate	6.3
Technology Hardware & Equipment	5.9
Materials	5.8
Commercial & Professional Services	5.5
Retailing	5.4
Software & Services	5.0
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Consumer Durables & Apparel	3.8
Semiconductors & Semiconductor Equipment	3.8
Consumer Services	3.7
Insurance	3.1
Diversified Financials	3.1
Energy	2.9
Transportation	2.7
Utilities	2.6
Food, Beverage & Tobacco	2.1
Automobiles & Components	1.9
Telecommunication Services	1.0
Media	.7
Household & Personal Products	.6
Food & Staples Retailing	.5
Short-Term/Money Market Investments	.2
99.7

† Based on net assets.

See notes to financial statements.

24

STATEMENT OF FUTURES

April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation ($)

Futures Long
Russell 2000 Mini	201	14,053,920	June 2017	197,847
Gross Unrealized Appreciation				197,847

See notes to financial statements.

25

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $24,730,752)—Note 1(b):
Unaffiliated issuers	1,699,164,778	2,360,238,125
Affiliated issuers	4,384,377	4,384,377
Cash		9,893,458
Receivable for investment securities sold		4,142,190
Receivable for shares of Common Stock subscribed		2,179,408
Dividends and securities lending income receivable		907,891
Other assets		30,171
		2,381,775,620
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		912,464
Payable for investment securities purchased		10,178,102
Payable for shares of Common Stock redeemed		2,300,087
Payable for futures variation margin—Note 4		213,145
Liability for securities on loan—Note 1(b)		111,166
Accrued expenses		3,200
		13,718,164
Net Assets ($)		2,368,057,456
Composition of Net Assets ($):
Paid-in capital		1,623,715,942
Accumulated undistributed investment income—net		6,357,792
Accumulated net realized gain (loss) on investments		76,712,528
Accumulated net unrealized appreciation (depreciation) on investments (including $197,847 net unrealized appreciation on futures)		661,271,194
Net Assets ($)		2,368,057,456

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	2,220,356,837	147,700,619
Shares Outstanding	72,489,935	4,824,720
Net Asset Value Per Share ($)	30.63	30.61

See notes to financial statements.

26

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,378 foreign taxes withheld at source):
Unaffiliated issuers	17,625,965
Affiliated issuers	44,984
Income from securities lending—Note 1(b)	630,134
Interest	9,219
Total Income	18,310,302
Expenses:
Management fee—Note 3(a)	2,874,548
Shareholder servicing costs—Note 3(b)	2,729,758
Directors’ fees—Note 3(a,c)	94,610
Loan commitment fees—Note 2	24,184
Interest expense—Note 2	853
Total Expenses	5,723,953
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(94,610)
Net Expenses	5,629,343
Investment Income—Net	12,680,959
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	86,168,479
Net realized gain (loss) on futures	2,110,842
Net Realized Gain (Loss)	88,279,321
Net unrealized appreciation (depreciation) on investments	265,630,680
Net unrealized appreciation (depreciation) on futures	577,729
Net Unrealized Appreciation (Depreciation)	266,208,409
Net Realized and Unrealized Gain (Loss) on Investments	354,487,730
Net Increase in Net Assets Resulting from Operations	367,168,689

See notes to financial statements.

27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	[a]
Operations ($):
Investment income—net	12,680,959	19,540,895
Net realized gain (loss) on investments	88,279,321	121,725,403
Net unrealized appreciation (depreciation) on investments	266,208,409	(33,496,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	367,168,689	107,769,471
Distributions to Shareholders from ($):
Investment income—net:
Investor Shares	(19,494,564)	(17,304,367)
Class I	(1,254,803)	-
Net realized gain on investments:
Investor Shares	(116,963,357)	(158,389,098)
Class I	(6,053,759)	-
Total Distributions	(143,766,483)	(175,693,465)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	365,035,677	638,104,376
Class I	144,977,668	2,748,571
Distributions reinvested:
Investor Shares	136,043,928	171,570,276
Class I	3,948,468	-
Cost of shares redeemed:
Investor Shares	(494,194,426)	(505,221,828)
Class I	(5,945,858)	(62,828)
Increase (Decrease) in Net Assets from Capital Stock Transactions	149,865,457	307,138,567
Total Increase (Decrease) in Net Assets	373,267,663	239,214,573
Net Assets ($):
Beginning of Period	1,994,789,793	1,755,575,220
End of Period	2,368,057,456	1,994,789,793
Undistributed investment income—net	6,357,792	14,426,200
Capital Share Transactions (Shares):
Investor Shares
Shares sold	11,970,175	23,778,799
Shares issued for distributions reinvested	4,509,771	6,581,700
Shares redeemed	(16,299,618)	(18,723,162)
Net Increase (Decrease) in Shares Outstanding	180,328	11,637,337
Class I
Shares sold	4,793,123	96,313
Shares issued for distributions reinvested	131,065	-
Shares redeemed	(193,547)	(2,234)
Net Increase (Decrease) in Shares Outstanding	4,730,641	94,079

[a] On August 31, 2016, the fund redesignated existing shares as Investor shares and commenced offering Class I shares.
See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2017	Year Ended October 31,
Investor Shares	(Unaudited)	2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	27.55	28.94	30.45	29.16	21.95	20.21
Investment Operations:
Investment income—net[b]	.16	.29	.28	.22	.28	.20
Net realized and unrealized gain (loss) on investments	4.87	1.20	.52	2.34	7.88	2.39
Total from Investment Operations	5.03	1.49	.80	2.56	8.16	2.59
Distributions:
Dividends from investment income—net	(.28)	(.28)	(.24)	(.21)	(.32)	(.11)
Dividends from net realized gain on investments	(1.67)	(2.60)	(2.07)	(1.06)	(.63)	(.74)
Total Distributions	(1.95)	(2.88)	(2.31)	(1.27)	(.95)	(.85)
Net asset value, end of period	30.63	27.55	28.94	30.45	29.16	21.95
Total Return (%)	18.38[c]	5.73	2.54	8.91	38.63	13.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[d]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.09[d]	1.06	.94	.75	1.13	.97
Portfolio Turnover Rate	11.27[c]	23.86	16.53	18.22	20.89	14.64
Net Assets, end of period ($ x 1,000)	2,220,357	1,992,196	1,755,575	1,809,956	1,628,365	1,127,930

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Period Ended
Class I Shares	(Unaudited)	October 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	27.57	28.69
Investment Operations:
Investment income—net[b]	.21	.01
Net realized and unrealized gain (loss) on investments	4.85	(1.13)
Total from Investment Operations	5.06	(1.12)
Dividends from investment income—net	(.35)	-
Dividends from net realized gain on investments	(1.67)	-
Total Distributions	(2.02)	-
Net asset value, end of period	30.61	27.57
Total Return (%)	18.47[c]	(3.91)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.26	.27
Ratio of net expenses to average net assets[d]	.25	.26
Ratio of net investment income to average net assets[d]	1.29	.55
Portfolio Turnover Rate	11.27[c]	23.86
Net Assets, end of period ($ x 1,000)	147,701	2,594

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

32

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities— Domestic Common Stocks†	2,347,269,481	-	-	2,347,269,481
Equity Securities— Foreign Common Stocks†	12,184,282	-	-	12,184,282
Registered Investment Companies	4,384,377	-	-	4,384,377
U.S. Treasury	-	784,362	-	784,362
Liabilities ($)
Other Financial Instruments:
Futures††	197,847	-	-	197,847

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The

34

Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2017, The Bank of New York Mellon earned $140,759 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	12,260,965	182,976,963	190,964,717	4,273,211.2
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares	139,710,183	368,867,788	508,466,805	111,166.0
Total	151,971,148	551,844,751	699,431,522	4,384,377.2

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $17,304,367, and long-term capital gains $158,389,098. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017 was approximately $104,400 with a related weighted average annualized interest rate of 1.65%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, Dreyfus pays all of the expenses of the fund, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2017, fees reimbursed by Dreyfus amounted to $94,610.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net

36

assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, the fund was charged $2,729,758 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $478,523 and Shareholder Services Plan fees $449,273, which are offset against an expense reimbursement currently in effect in the amount of $15,332.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2017, amounted to $283,991,561 and $256,694,578, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	19,988,266

At April 30, 2017, accumulated net unrealized appreciation on investments was $661,073,347, consisting of $763,961,438 gross unrealized appreciation and $102,888,091 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

38

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

39

INFORMATION ABOUT THE INFORMATIONAL ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods except for the one-year period when it was slightly below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of

40

shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Smallcap Stock Index Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Investor: DISSX Class I: DISIX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0077SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)